                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10427

                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

PARTNERS INTERNATIONAL SELECT GROWTH FUND
(FORMERLY RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND)

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008


RIVERSOURCE PARTNERS INTERNATIONAL
SELECT GROWTH FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     12

Portfolio of Investments............     14

Financial Statements................     25

Notes to Financial Statements.......     30

Approval of Investment Management
   Services Agreement...............     46

Proxy Voting........................     49

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                       REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners International Select Growth Fund (the Fund) (formerly
  RiverSource International Aggressive Growth Fund) Class A shares declined 11.84% (excluding sales charge) for the six months ended April 30, 2008.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) EAFE Growth Index, which lost 7.41% during the same six-month period.

> The Fund underperformed its peer group, as represented by the Lipper
  International Multi-Cap Growth Funds Index, which fell 10.61% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                        Since
                        6 months*    1 year    3 years    5 years    inception(a)
--------------------------------------------------------------------------------------
RiverSource Partners
  International Select
  Growth Fund Class A
  (excluding sales
  charge)                -11.84%     +1.32%    +17.94%    +21.64%      +14.18%
--------------------------------------------------------------------------------------
MSCI EAFE Growth
  Index(1) (unmanaged)    -7.41%     +2.95%    +17.34%    +19.36%      +13.10%
--------------------------------------------------------------------------------------
Lipper International
  Multi-Cap Growth
  Funds Index(2)         -10.61%     +4.08%    +20.22%    +22.53%      +14.14%
--------------------------------------------------------------------------------------

* Not annualized.

(a) Fund data is from Sept. 28, 2001. MSCI EAFE Growth Index and Lipper peer group data is from Oct. 1, 2001.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 2 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
                  X        LARGE
                  X        MEDIUM        SIZE
                  X        SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                         Total      Net Expenses(a)
-------------------------------------------------------
Class A                  1.61%           1.54%
-------------------------------------------------------
Class B                  2.37%           2.30%
-------------------------------------------------------
Class C                  2.36%           2.30%
-------------------------------------------------------
Class I                  1.17%           1.15%
-------------------------------------------------------
Class R4                 1.47%           1.45%
-------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.01%) will not exceed 1.55% for Class A, 2.31% for Class B, 2.31% for Class C, 1.16% for Class I and 1.46% for Class R4.

(1) The Morgan Stanley Capital International MSCI EAFE Growth Index, an unmanaged index, is compiled from a composite of securities markets in Europe, Australia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including Free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Multi-Cap Growth Funds Index includes the 10 largest international multi-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 9/28/01)          -11.84%    +1.32%   +17.94%   +21.64%    +14.18%
-------------------------------------------------------------------------------------------
 Class B (inception 9/28/01)          -12.17%    +0.50%   +17.01%   +20.75%    +13.31%
-------------------------------------------------------------------------------------------
 Class C (inception 9/28/01)          -12.15%    +0.54%   +17.08%   +20.76%    +13.32%
-------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           -11.69%    +1.63%   +18.49%      N/A     +16.70%
-------------------------------------------------------------------------------------------
 Class R4 (inception 9/28/01)         -11.68%    +1.53%   +18.21%   +21.89%    +14.40%
-------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 9/28/01)          -16.89%    -4.51%   +15.62%   +20.22%    +13.17%
-------------------------------------------------------------------------------------------
 Class B (inception 9/28/01)          -16.14%    -4.03%   +16.03%   +20.57%    +13.31%
-------------------------------------------------------------------------------------------
 Class C (inception 9/28/01)          -12.94%    -0.37%   +17.08%   +20.76%    +13.32%
-------------------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                                                SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 9/28/01)          -10.75%    +0.22%   +15.13%   +22.52%    +13.58%
-------------------------------------------------------------------------------------------
 Class B (inception 9/28/01)          -11.20%    -0.63%   +14.24%   +21.58%    +12.70%
-------------------------------------------------------------------------------------------
 Class C (inception 9/28/01)          -11.18%    -0.60%   +14.25%   +21.58%    +12.70%
-------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           -10.64%    +0.64%   +15.65%      N/A     +15.75%
-------------------------------------------------------------------------------------------
 Class R4 (inception 9/28/01)         -10.61%    +0.42%   +15.37%   +22.74%    +13.79%
-------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 9/28/01)          -15.91%    -5.53%   +12.89%   +21.07%    +12.56%
-------------------------------------------------------------------------------------------
 Class B (inception 9/28/01)          -15.21%    -5.12%   +13.21%   +21.40%    +12.70%
-------------------------------------------------------------------------------------------
 Class C (inception 9/28/01)          -11.99%    -1.50%   +14.25%   +21.58%    +12.70%
-------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 4 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

At April 30, 2008, approximately 39% of the Fund's shares were owned in aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Partners International Select Growth Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 37, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Partners International Select Growth may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 12 and 34.

Dear Shareholders,
RiverSource Partners International Select Growth Fund's Class A shares declined 11.84% (excluding sales charge) for the six months ended April 30, 2008. The Fund underperformed its benchmark, the Morgan Stanley Capital International
(MSCI) EAFE Growth Index, which lost 7.41% during the same period. The Fund underperformed its peer group, as represented by the Lipper International Multi-Cap Growth Funds Index, which fell 10.61%.

COUNTRY DIVERSIFICATION (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Australia                                                   5.1%
---------------------------------------------------------------------
Austria                                                     0.6%
---------------------------------------------------------------------
Belgium                                                     1.0%
---------------------------------------------------------------------
Brazil                                                      1.1%
---------------------------------------------------------------------
Canada                                                      5.8%
---------------------------------------------------------------------
Chile                                                       0.3%
---------------------------------------------------------------------
China                                                       0.8%
---------------------------------------------------------------------
Czech Republic                                              0.2%
---------------------------------------------------------------------
Denmark                                                     1.1%
---------------------------------------------------------------------
Finland                                                     2.0%
---------------------------------------------------------------------
France                                                      5.2%
---------------------------------------------------------------------

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                       REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

Germany                                                     7.5%
---------------------------------------------------------------------
Greece                                                      1.5%
---------------------------------------------------------------------
Hong Kong                                                   2.3%
---------------------------------------------------------------------
Iceland                                                      --%
---------------------------------------------------------------------
India                                                       0.8%
---------------------------------------------------------------------
Indonesia                                                   0.1%
---------------------------------------------------------------------
Ireland                                                     0.8%
---------------------------------------------------------------------
Italy                                                       1.7%
---------------------------------------------------------------------
Japan                                                      15.3%
---------------------------------------------------------------------
Luxembourg                                                  1.3%
---------------------------------------------------------------------
Mexico                                                      0.3%
---------------------------------------------------------------------
Netherlands                                                 3.9%
---------------------------------------------------------------------
New Zealand                                                 0.1%
---------------------------------------------------------------------
Norway                                                      1.2%
---------------------------------------------------------------------
Poland                                                       --%
---------------------------------------------------------------------
Russia                                                       --%
---------------------------------------------------------------------
Singapore                                                   1.4%
---------------------------------------------------------------------
South Africa                                                0.8%
---------------------------------------------------------------------
South Korea                                                 1.0%
---------------------------------------------------------------------
Spain                                                       1.7%
---------------------------------------------------------------------
Sweden                                                      1.7%
---------------------------------------------------------------------
Switzerland                                                 6.5%
---------------------------------------------------------------------
Taiwan                                                      0.7%
---------------------------------------------------------------------
United Kingdom                                             14.1%
---------------------------------------------------------------------
United States                                               2.9%
---------------------------------------------------------------------
Other(1)                                                    9.2%
---------------------------------------------------------------------

(1)  Cash & Cash Equivalents(2).
(2) Of the 9.2%, 4.7% is due to security lending activity and 4.5% is the Fund's cash equivalent position.

--------------------------------------------------------------------------------

 6 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

iShares MSCI EAFE Index Fund (United States)               1.8%
--------------------------------------------------------------------
Nestle (Switzerland)                                       1.7%
--------------------------------------------------------------------
E.ON (Germany)                                             1.2%
--------------------------------------------------------------------
Telefonica (Spain)                                         1.2%
--------------------------------------------------------------------
BHP Billiton (Australia)                                   1.1%
--------------------------------------------------------------------
Nokia (Finland)                                            1.0%
--------------------------------------------------------------------
Fugro (Netherlands)                                        1.0%
--------------------------------------------------------------------
Anglo American (United Kingdom)                            0.9%
--------------------------------------------------------------------
ArcelorMittal (Luxembourg)                                 0.9%
--------------------------------------------------------------------
BG Group (United Kingdom)                                  0.8%
--------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                       REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

Below, independent money managers Principal Global Investors, LLC (Principal) and Columbia Wanger Asset Management, L.P. (Columbia WAM) report the factors affecting performance, positioning and future strategies for their portion of the Fund. At April 30, 2008, Principal and Columbia WAM managed approximately 64% and 36% of the portfolio, respectively.

SIGNIFICANT PERFORMANCE FACTORS
PRINCIPAL: A majority of the underperformance for our portion of the Fund's portfolio during the period was driven by stock selection within the consumer discretionary, industrials and financials sectors. Alternatively, stock selection was most effective in the materials sector, specifically in the fertilizers and agricultural chemicals industries. Stock selection was most challenging in the capital goods, diversified financials, automobiles and consumer durables industries and detracted from performance for the period. From a country perspective, stock selection was most effective in Canada and the Netherlands, and least effective in Japan, the U.K. and France. In November 2007, we experienced a reversal in performance for many of our materials (including steel) and capital goods stocks, reflecting market uncertainties and fear of a potential global economic slowdown. Many of these stocks had been among our largest contributors to performance in earlier months.

The largest individual contributors to performance for the six-month period included two fertilizer companies, POTASH CORP. OF SASKATCHEWAN and INCITEC PIVOT of Australia. Both companies have benefited from rising prices for its chemical products, including potash, a key nutrient in fertilizers. GAME GROUP, a U.K. video game retailer benefiting from strong consumer demand for Nintendo Wii-related game software and SGL CARBON, a German manufacturer of carbon fiber products used in aircraft and wind turbines, were also among the stocks that generated strong performance during the semiannual period.

The largest detractors from performance in our portion of the portfolio included BABCOCK & BROWN, an Australian asset manager, URBAN CORP., a Japanese real estate developer and GEO CORP., a Japanese consumer electronics retailer. The stocks of these and many other companies were negatively impacted by market uncertainties and fear that a potential global economic slowdown could have an effect on future profitability.

--------------------------------------------------------------------------------

 8 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

COLUMBIA WAM: Concerns of a U.S. recession continued to weigh on global equity markets during the period. At the beginning of 2008, European and other developed market stocks retreated in line with U.S. stocks. Emerging market stocks initially exhibited resilience; however, as sentiment about the U.S. economy worsened, emerging markets experienced a sharp decline. While stocks held in our portion of the portfolio were not immune to this volatility, for the majority of the holdings the recent drop in values was not accompanied by deteriorating operating fundamentals.

Despite a backdrop of negative sentiment globally, a number of the portfolio's positions did post strong returns. In Taiwan, FORMOSA INTERNATIONAL HOTELS, a manager of local hotels that is expanding into China, and PRESIDENT CHAIN STORE, the local 7-Eleven franchise operator, rose significantly during the period. SOCIEDAD QUIMICA Y MINERA DE CHILE, a Chilean producer of specialty fertilizers, also saw its stock price rise and contributed to performance.

After posting generally great returns for most of 2007, publicly traded stock exchanges suffered a sharp sell-off in the second half of the semiannual period as investors soured on emerging markets. HONG KONG EXCHANGES AND CLEARING and the SINGAPORE EXCHANGE, two of the larger holdings in our portion of the portfolio, declined and detracted from performance. Other detractors from performance included Japanese logistics companies YUSEN AIR & SEA SERVICE and KINTETSU WORLD EXPRESS, which suffered amidst concerns about regional trade with the United States.

CHANGES TO THE FUND'S PORTFOLIO
PRINCIPAL: During the first half of the semiannual period, we shifted holdings within our portion of the portfolio based on a methodology that applies more sophisticated measures of growth characteristics to identify international growth stocks. For example, exposure to the financials sector is now significantly lower under this enhanced methodology.

Our portion of the Fund's portfolio continues to be invested in companies with growth characteristics that demonstrate, in our view, improving business fundamentals, rising investor expectations and attractive relative valuations. As a result, changes to the portfolio will typically be driven by

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                       REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

STOCK SELECTION WAS MOST CHALLENGING IN THE CAPITAL GOODS, DIVERSIFIED FINANCIALS, AUTOMOBILES AND CONSUMER DURABLES INDUSTRIES AND DETRACTED FROM PERFORMANCE FOR THE PERIOD.
   - PRINCIPAL

individual or stock-specific buy and sell decisions that are aligned with our bottom-up stock selection investment philosophy and process.

COLUMBIA WAM: The only major regional change to our portion of the portfolio was a shift that increased exposure to Japan during the period. We previously announced that we would increase the weighting in this important segment of our investment universe due to improving valuations and fundamentals. We have been able to find compelling companies that we believe will reward shareholders over the next several years.

OUR FUTURE STRATEGY
PRINCIPAL: While we would expect our portion of the portfolio to lag occasionally during market turning points or reversals, our investment process is structured to work in nearly all market environments over the long term. The key is to remain disciplined and committed to our investment philosophy and process because our research and experience demonstrates that it is effective over longer-term horizons. We fully expect that our investment strategy will continue to provide outperformance in the long term, as we remain focused on investing in the stocks of companies with growth characteristics that reflect our strategic profile.

Our international growth equity investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. In terms of stock selection, we focus on companies that we believe have improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Therefore, going

--------------------------------------------------------------------------------

 10 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

forward, we will continue to focus our stock selection efforts on international companies with growth characteristics that fit this profile.

COLUMBIA WAM: Our large team of analysts will continue to look for companies with the most compelling fundamentals in relation to current valuations to add to our portion of the portfolio. Based on the current environment and provided we continue to find the appropriate individual companies, we expect a bias toward further additions to the Japanese and Asian markets at the expense of continental Europe.


(PRINCIPAL GLOBAL INVESTORS LOGO)           (COLUMBIA WAM LOGO)

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  11

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                BEGINNING         ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                              NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  881.60         $ 6.92           1.48%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,017.50         $ 7.42           1.48%
--------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  878.30         $10.46           2.24%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,013.72         $11.22           2.24%
--------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  878.50         $10.46           2.24%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,013.72         $11.22           2.24%
--------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  883.10         $ 5.06           1.08%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,019.49         $ 5.42           1.08%
--------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  883.20         $ 6.41           1.37%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,018.05         $ 6.87           1.37%
--------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: -11.84% for Class A, -12.17% for Class B, -12.15% for Class C, -11.69% for Class I and -11.68% for Class R4.

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  13

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (95.4%)(c)
ISSUER                                            SHARES                    VALUE(A)

AUSTRALIA (5.3%)
Australian Stock Exchange                             35,000              $1,185,178
Babcock & Brown                                       77,135               1,069,820
BHP Billiton                                         207,810               8,287,829
Billabong Intl                                       155,000               1,754,911
Centennial Coal                                      235,441               1,001,845
CSL                                                   91,700               3,442,590
Incitec Pivot                                         12,375               1,889,030
JB Hi-Fi                                              85,455                 733,704
Leighton Holdings                                     43,895               1,950,230
Mount Gibson Iron                                    292,336(b)              808,150
OneSteel                                             221,272               1,338,217
Perpetual                                             31,000(d)            1,603,988
Rio Tinto                                             38,605               4,956,555
Seek                                                 263,947               1,245,170
Sino Gold Mining                                     285,000(b)            1,347,177
Woolworths                                           142,134               3,848,770
WorleyParsons                                         57,075               2,089,391
                                                                     ---------------
Total                                                                     38,552,555
------------------------------------------------------------------------------------

AUSTRIA (0.7%)
OMV                                                   20,288               1,534,783
Wienerberger                                          25,750               1,488,428
Zumtobel                                              58,000               1,778,622
                                                                     ---------------
Total                                                                      4,801,833
------------------------------------------------------------------------------------

BELGIUM (1.0%)
Belgacom                                              18,485                 855,917
Eurofins Scientific                                    7,700                 781,481
Groupe Bruxelles Lambert                               8,465               1,078,792
InBev                                                 31,475(d)            2,594,859
KBC Groep                                             16,036               2,181,864
                                                                     ---------------
Total                                                                      7,492,913
------------------------------------------------------------------------------------

BRAZIL (1.1%)
Bovespa Holding                                       60,200                 914,756
Localiza Rent A Car                                  130,000               1,697,659
Natura Cosmeticos                                     70,000                 808,810

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
BRAZIL (CONT.)
Porto Seguro                                         108,000              $1,228,381
Suzano Papel e Celulose                              196,000               3,408,798
                                                                     ---------------
Total                                                                      8,058,404
------------------------------------------------------------------------------------

CANADA (6.1%)
Agrium                                                28,900               2,272,682
Barrick Gold                                          96,100               3,694,171
Canadian Oil Sands Trust                              30,500               1,369,926
CCL Inds Cl B                                         31,000                 929,692
CGI Group Cl A                                       102,218(b)            1,190,682
EnCana                                                68,600               5,535,005
First Quantum Minerals                                22,400               1,967,063
Fording Canadian Coal Trust                           15,800                 973,732
Horizon North Logistics                               84,900(b)              262,204
Husky Energy                                          44,700               2,018,824
Imperial Oil                                          50,800               2,997,553
Ivanhoe Mines                                         39,000(b)              373,347
Petrobank Energy & Resources                          19,400(b)              936,286
Potash Corp of Saskatchewan                           30,500               5,615,090
Power Corp of Canada                                  41,800               1,466,113
Research In Motion                                    46,900(b)            5,709,504
RONA                                                  20,100(b)              268,266
ShawCor                                               82,800               2,466,733
Shoppers Drug Mart                                    40,400               2,133,938
Tesco                                                 16,500(b)              458,205
Uranium One                                          198,000(b)              914,300
Viterra                                               39,270(b)              536,821
Xtreme Coil Drilling                                  14,600(b)              126,282
                                                                     ---------------
Total                                                                     44,216,419
------------------------------------------------------------------------------------

CHILE (0.3%)
Sociedad Quimica y Minera de Chile ADR                73,000               2,081,230
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND - 2008 SEMIANNUAL
REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CHINA (0.9%)
China Shipping Development Series H                  696,000              $2,335,421
Focus Media Holding ADR                               14,000(b)              516,460
Jiangsu Expressway Series H                        1,572,000               1,472,515
Sinotrans Series H                                   628,000                 212,739
Sohu.com                                               9,500(b)              656,735
TravelSky Technology Series H                        812,000                 705,389
VisionChina Media ADR                                 26,500(b)              390,875
                                                                     ---------------
Total                                                                      6,290,134
------------------------------------------------------------------------------------

CZECH REPUBLIC (0.2%)
Komercni Banka                                         6,000               1,475,063
------------------------------------------------------------------------------------

DENMARK (1.2%)
Novo Nordisk Series B                                 60,775               4,183,924
Novozymes Series B                                    12,070               1,103,702
Vestas Wind Systems                                   30,250(b)            3,316,803
                                                                     ---------------
Total                                                                      8,604,429
------------------------------------------------------------------------------------

FINLAND (2.1%)
Cargotec Series B                                     17,000                 712,966
Jaakko Poyry Group                                    81,000               2,110,841
Nokia                                                257,177               7,918,687
Nokian Renkaat                                        28,063               1,197,534
Stockmann Series B                                    40,000               1,653,210
Wartsila                                              27,861               1,914,095
                                                                     ---------------
Total                                                                     15,507,333
------------------------------------------------------------------------------------

FRANCE (5.4%)
Air Liquide                                           24,040               3,630,487
ALSTOM                                                15,843               3,685,851
APRIL Group                                           16,000                 853,898
Carbone Lorraine                                      24,000               1,330,687
Ciments Francais                                       4,000                 776,640
Gaz de France                                         32,587               2,154,315
Gemalto                                               25,970(b)              840,187
Hi-Media                                              50,000                 403,622
Iliad                                                 16,800               1,791,350
Imerys                                                12,600               1,091,887
Ingenico                                              23,377                 790,243
Ipsen                                                 16,101                 987,000
Meetic                                                20,000(b)              533,999
Neopost                                               12,000               1,255,366
Norbert Dentressangle                                 17,000               1,534,231

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
FRANCE (CONT.)
Pierre & Vacances                                     11,000              $1,209,148
Rubis                                                 16,500               1,474,164
SR Teleperformance                                    30,091               1,245,078
SUEZ                                                  45,145               3,207,267
Trigano                                               30,000               1,011,787
Ubisoft Entertainment                                 15,310(b)            1,544,265
Unibail-Rodamco                                        8,468               2,191,668
VINCI                                                 47,718               3,533,861
Vivendi                                               50,203(b)            2,043,548
                                                                     ---------------
Total                                                                     39,120,549
------------------------------------------------------------------------------------

GERMANY (7.8%)
BASF                                                  38,683(d)            5,535,625
Bayer                                                 59,288(d)            5,072,959
CTS Eventim                                           35,000               1,338,900
Deutsche Beteiligungs                                 17,500(d)              435,826
Deutsche Boerse                                       21,911               3,223,439
E.ON                                                  46,396(d)            9,468,986
ElringKlinger                                         14,200               1,685,063
Fresenius Medical Care & Co                           33,530               1,784,739
GEA Group                                             55,813               2,069,727
Hamburger Hafen und Logistik                           9,000(b)              752,236
Hypo Real Estate Holding                              15,000                 562,572
K+S                                                    6,185               2,603,500
Linde                                                 20,673               3,037,437
MAN                                                   19,424               2,721,691
MPC Muenchmeyer Petersen Capital                      16,200(d)            1,112,965
Rational                                               7,000               1,552,141
Rhon-Klinikum                                         82,000               2,486,434
RWE                                                   13,773               1,590,091
SGL Carbon                                            25,957(b)            1,775,587
Siemens                                               30,197               3,563,095
Takkt                                                 40,000                 770,707
Vossloh                                               12,500               1,813,956
Wincor Nixdorf                                        20,500               1,572,907
                                                                     ---------------
Total                                                                     56,530,583
------------------------------------------------------------------------------------

GREECE (1.6%)
Alpha Bank                                            88,496               3,026,090
Coca-Cola Hellenic Bottling                           61,315               2,766,806

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND - 2008 SEMIANNUAL
                                                                      REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
GREECE (CONT.)
Intralot-Integrated Lottery Systems &
 Services                                            152,000              $3,061,592
Natl Bank of Greece                                   47,958               2,662,790
                                                                     ---------------
Total                                                                     11,517,278
------------------------------------------------------------------------------------

HONG KONG (2.5%)
BOC Hong Kong Holdings                               444,500               1,149,294
China Green Holdings                               1,370,000               1,807,165
FU JI Food & Catering Services Holdings              672,000               1,098,558
Global Digital Creations Holdings                  1,900,000(b)              107,273
GOME Electrical Appliances Holdings                  590,000               1,347,585
Hong Kong Aircraft Engineering                        40,000                 712,929
Hong Kong Exchanges and Clearing                     140,000               2,859,929
Hopewell Highway Infrastructure                      900,000                 717,164
Kerry Properties                                     269,500               1,824,171
Lenovo Group                                       2,557,000               1,955,515
Lifestyle Intl Holdings                              730,000               1,521,224
TPV Technology                                     1,442,100               1,002,949
Wharf Holdings                                       172,000                 872,889
Xinyu Hengdeli Holdings                            1,600,000                 747,318
                                                                     ---------------
Total                                                                     17,723,963
------------------------------------------------------------------------------------

ICELAND (--%)
deCODE genetics                                       60,000(b)               92,400
------------------------------------------------------------------------------------

INDIA (0.8%)
Asian Paints                                          38,346               1,211,310
Housing Development Finance                           33,000               2,279,793
Jain Irrigation Systems                               40,000                 611,794
JSW Steel                                             12,165(b)              262,705
Shree Cement                                           8,350(b)              202,786
United Phosphorus                                    190,000(b)            1,511,843
                                                                     ---------------
Total                                                                      6,080,231
------------------------------------------------------------------------------------

INDONESIA (0.1%)
Perusahaan Gas Negara                                700,000                 919,154
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

IRELAND (0.9%)
IAWS Group                                            80,000              $2,023,574
Paddy Power                                           55,529               1,956,019
United Drug                                          380,000               2,266,528
                                                                     ---------------
Total                                                                      6,246,121
------------------------------------------------------------------------------------

ITALY (1.8%)
A2A                                                  438,493               1,619,228
Amplifon                                             146,000                 498,330
Assicurazioni Generali                                26,122               1,164,058
Cobra Automotive Technologies                         30,000(b)              225,427
Compagnie Industriali Riunite                        410,000               1,072,291
Ducati Motor Holding                                 565,000(b)            1,494,431
Enel                                                 180,475               1,969,737
Fiat                                                 115,911(d)            2,604,351
GranitiFiandre                                        62,000                 678,616
SABAF                                                 15,000                 467,249
Terna - Elettrica Nationale                          263,134               1,166,835
                                                                     ---------------
Total                                                                     12,960,553
------------------------------------------------------------------------------------

JAPAN (16.2%)
AEON Delight                                          28,000                 581,706
AEON Mall                                             39,000               1,219,102
Ain Pharmaciez                                        35,000                 501,587
Aisin Seiki                                           41,700               1,455,909
AS ONE                                                28,600                 618,929
Asics                                                106,000               1,069,482
Astellas Pharma                                       36,700               1,500,192
Canon                                                 20,600               1,030,297
Casio Computer                                        82,000               1,222,468
Central Japan Railway                                    294               2,884,294
Chiba Bank                                           145,000               1,142,204
Cosel                                                 70,000                 764,163
CyberAgent                                               425                 498,704
Daihatsu Motor                                        78,000                 931,769
Daikin Inds                                           59,300               2,954,448
FCC                                                   60,000                 806,194
Fukuoka Financial Group                              170,000                 842,070
Fullcast                                                 650(d)              343,224
Glory                                                 12,000                 270,078
Hamamatsu Photonics                                   17,000                 518,323
Hirose Electric                                        8,000                 947,966
Hitachi Construction Machinery                         8,800                 277,619

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND - 2008 SEMIANNUAL
REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
JAPAN (CONT.)
Hosiden                                               60,000              $1,217,659
Hoya                                                  17,000                 470,905
Ibiden                                                39,000               1,695,488
INPEX Holdings                                           177               1,974,800
ITOCHU                                               235,000               2,452,390
Japan Pure Chemical                                       72                 222,987
Japan Tobacco                                            512               2,491,796
JSR                                                   47,800               1,078,109
Jupiter Telecommunications                             2,100(b)            1,815,812
Kamigumi                                              75,000                 574,925
Kansai Paint                                         370,000               2,537,367
Kansai Urban Banking                                 380,000               1,023,372
KDDI                                                     369               2,363,701
Kenedix                                                  810               1,246,513
Keyence                                                4,400               1,119,785
Kintetsu World Express                                38,000                 933,827
Kirin Holdings                                        46,000                 818,505
Komatsu                                              107,000               3,241,800
Kyowa Hakko Kogyo                                    103,000                 932,221
Makita                                                57,500               1,979,898
Marubeni                                             324,000               2,583,399
Matsushita Electric Industrial                       169,000               3,974,271
Mitsubishi                                            68,500               2,200,539
Mitsubishi Estate                                    128,000               3,717,996
Mitsui & Co                                           64,000               1,501,972
Mitsui OSK Lines                                     234,000               3,220,678
Mitsumi Electric                                      32,400               1,084,467
Nakanishi                                              7,200                 724,363
NGK Insulators                                        43,000                 825,094
Nikon                                                 74,000               2,135,231
Nintendo                                               8,800               4,832,932
Nippon Building Fund                                      80               1,046,456
Nippon Electric Glass                                114,000               1,759,834
Nippon Yusen Kabushiki Kaisha                        184,000               1,787,439
Nitto Denko                                           36,300               1,504,790
NTT Data                                                 364               1,494,932
Olympus                                               15,000                 493,412
Osaka Securities Exchange                                240               1,301,914
OSG                                                   83,000(d)            1,167,923
Park24                                               185,000(d)            1,686,833
POINT                                                 22,000                 969,126
RISA Partners                                            440                 905,646

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
JAPAN (CONT.)
Sankyo                                                13,200                $793,498
Seven Bank                                                17                  30,740
Sharp                                                172,000               2,890,103
Sojitz                                               413,121               1,589,385
Sumitomo Metal Mining                                102,000               1,855,170
Suruga Bank                                           50,000                 705,492
Sysmex                                                24,000                 976,435
T. Hasegawa                                           48,500(d)              809,811
Taisho Pharmaceutical                                 52,000                 992,286
Takata                                                18,000                 397,326
Tamron                                                16,200                 405,117
Tokai Rika                                            44,700               1,092,027
TOPCON                                               145,000               1,249,591
Toyoda Gosei                                          31,700               1,152,506
Toyota Boshoku                                        29,800                 851,265
Unicharm PetCare                                      38,800               1,186,726
Union Tool                                            29,000               1,065,500
Ushio                                                 60,000               1,135,712
USS                                                   11,000                 778,686
Wacom                                                    170                 341,733
Yahoo! Japan                                           3,930               1,740,660
Yusen Air & Sea Service                               64,000                 984,900
                                                                     ---------------
Total                                                                    116,516,504
------------------------------------------------------------------------------------

LUXEMBOURG (1.4%)
ArcelorMittal                                         75,045               6,655,554
SES FDR                                              140,000               3,456,002
                                                                     ---------------
Total                                                                     10,111,556
------------------------------------------------------------------------------------

MEXICO (0.4%)
Financiera Independencia                             225,000(b)              431,228
Grupo Aeroportuario del Sureste ADR                   20,000               1,120,600
Urbi Desarrollos Urbanos                             310,000(b)              994,660
                                                                     ---------------
Total                                                                      2,546,488
------------------------------------------------------------------------------------

NETHERLANDS (4.1%)
Aalberts Inds                                         89,242               1,936,860
Arcadis                                               13,000                 787,976
Fugro                                                 83,429               7,466,847
Imtech                                                94,000               2,641,889
Koninklijke (Royal) KPN                               51,978                 956,452
Koninklijke DSM                                       17,547                 948,789
Koninklijke Vopak                                     22,000               1,506,282

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND - 2008 SEMIANNUAL
                                                                      REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
NETHERLANDS (CONT.)
Qiagen                                                35,000(b)             $787,492
Royal Boskalis Westminster                            18,419               1,112,414
SBM Offshore                                          20,400                 782,299
Smit Intl                                             25,000               2,915,133
Ten Cate                                              71,923               2,627,832
Unilever                                              73,238               2,470,042
Unit 4 Agresso                                        64,150               1,822,981
Wavin                                                 66,500                 823,396
                                                                     ---------------
Total                                                                     29,586,684
------------------------------------------------------------------------------------

NEW ZEALAND (0.1%)
Sky City Entertainment Group                         264,229                 825,874
------------------------------------------------------------------------------------

NORWAY (1.2%)
DNB NOR                                              114,900(d)            1,723,285
Kongsberg Automotive                                 109,350                 608,300
StatoilHydro                                          47,350               1,717,232
Telenor                                              136,200(b)            2,757,573
Yara Intl                                             29,800               2,184,931
                                                                     ---------------
Total                                                                      8,991,321
------------------------------------------------------------------------------------

POLAND (--%)
ING Bank Slaski                                          300                  67,654
------------------------------------------------------------------------------------

RUSSIA (--%)
RBC Information Systems ADR                           10,450                 352,792
------------------------------------------------------------------------------------

SINGAPORE (1.5%)
CapitaLand                                           423,000               2,118,119
CDL Hospitality Trusts                               770,900               1,091,540
ComfortDelGro                                        850,000               1,096,976
Golden Agri-Resources                              1,827,000               1,145,243
Mapletree Logistics Trust                          1,800,000               1,367,256
Olam Intl                                            440,000                 869,617
Singapore Exchange                                   450,000               2,850,664
                                                                     ---------------
Total                                                                     10,539,415
------------------------------------------------------------------------------------

SOUTH AFRICA (0.8%)
Impala Platinum Holdings                              66,000               2,689,885
Mr Price Group                                       310,000                 685,042

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SOUTH AFRICA (CONT.)
Naspers Series N                                      64,000              $1,391,076
Randgold Resources ADR                                29,500               1,342,840
                                                                     ---------------
Total                                                                      6,108,843
------------------------------------------------------------------------------------

SOUTH KOREA (1.0%)
JVM                                                    7,000                 279,790
MegaStudy                                              6,260               2,067,924
Mirae Asset Securities                                 4,600                 633,533
Sung Kwang Bend                                       41,000               1,266,417
Taewoong                                              11,400               1,201,438
Woongjin Coway                                        50,700               1,603,982
YBM Sisa.com                                          12,000                 134,731
                                                                     ---------------
Total                                                                      7,187,815
------------------------------------------------------------------------------------

SPAIN (1.8%)
Grifols                                               52,010               1,457,691
Promotora de Informaciones                            66,000               1,161,400
Red Electrica de Espana                               17,800               1,159,242
Telefonica                                           312,833               9,070,653
                                                                     ---------------
Total                                                                     12,848,986
------------------------------------------------------------------------------------

SWEDEN (1.8%)
Alfa Laval                                            39,000(d)            2,567,333
Hennes & Mauritz Series B                             54,425               3,237,202
Hexagon Series B                                     162,710               2,963,207
Holmen Series B                                       26,600                 853,305
NCC Series B                                          30,300                 583,452
Nobia                                                104,170                 685,741
Securitas Systems Series B                           450,000               1,142,819
Sweco Series B                                       139,000               1,242,481
                                                                     ---------------
Total                                                                     13,275,540
------------------------------------------------------------------------------------

SWITZERLAND (6.8%)
ABB                                                  202,961               6,238,322
Addax Petroleum                                       26,000               1,158,769
Burckhardt Compression Holding                         4,900               1,579,882
Geberit                                               10,700               1,653,702
Givaudan                                                 750                 761,657
Kuehne & Nagel Intl                                   22,800               2,456,299
Logitech Intl                                         33,823(b)            1,034,984
Lonza Group                                           12,125               1,657,399

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND - 2008 SEMIANNUAL
REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SWITZERLAND (CONT.)
Nestle                                                26,724             $12,821,536
Novartis                                              94,625               4,813,918
Roche Holding                                         29,340               4,894,249
Sika                                                   1,000               1,737,619
Sonova Holding                                        18,810               1,592,467
Temenos Group                                         29,567(b)              833,436
Xstrata                                               52,978               4,156,352
Zurich Financial Services                              5,921               1,813,338
                                                                     ---------------
Total                                                                     49,203,929
------------------------------------------------------------------------------------

TAIWAN (0.7%)
Advantech                                             95,000                 244,789
Everlight Electronics                                277,428               1,065,455
Formosa Intl Hotels                                   82,956               1,454,079
GeoVision                                             60,000                 466,765
President Chain Store                                318,000               1,116,888
Wah Lee Industrial                                   331,801                 697,038
                                                                     ---------------
Total                                                                      5,045,014
------------------------------------------------------------------------------------

UNITED KINGDOM (14.9%)
Aggreko                                              115,220               1,352,718
Anglo American                                       107,384               6,979,336
AstraZeneca                                           47,767               2,020,967
Autonomy                                              72,059(b)            1,227,087
AVEVA Group                                           38,097                 924,839
BAE Systems                                          366,959               3,405,348
BG Group                                             257,930               6,312,765
BHP Billiton                                         120,409               4,309,145
British American Tobacco                             138,364               5,218,553
Capita Group                                         100,000               1,318,175
Chemring Group                                        23,376               1,145,172
Cobham                                               368,061               1,613,571
Compass Group                                        278,420               1,887,619
Detica Group                                         137,000                 821,916
Expro Intl Group                                      54,000               1,629,766
G4S                                                  375,738               1,705,122
GAME Group                                           256,830               1,400,400
GlaxoSmithKline                                      244,371               5,446,468
HMV Group                                            287,794                 772,458
ICAP                                                 125,388               1,460,876
Imperial Tobacco Group                                76,271               3,668,216

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
UNITED KINGDOM (CONT.)
Informa                                              155,000              $1,064,730
Intertek Group                                       154,176               2,982,561
Intl Power                                           302,952               2,645,728
John D Wood & Co                                     136,926(b)            1,169,254
Keller Group                                          42,000                 564,072
Laird Group                                           61,148                 607,264
Man Group                                            248,639               2,874,608
Natl Express Group                                    51,933                 956,124
Northgate                                            109,000               1,287,279
Petrofac                                              87,140               1,022,184
Prudential                                           279,795               3,838,386
Reckitt Benckiser Group                               72,407               4,229,529
Rio Tinto                                             43,037               5,057,811
Rotork                                                97,886               2,088,238
RPS Group                                            200,000               1,272,447
Shire                                                130,773               2,434,925
Smith & Nephew                                       136,000               1,771,087
Stagecoach Group                                     296,316               1,512,603
Standard Chartered                                   128,193               4,572,423
Taylor Nelson Sofres                                 301,600               1,215,771
Tesco                                                248,080               2,115,966
Thomas Cook Group                                    212,025               1,090,755
Tullow Oil                                            36,000                 539,676
Unilever                                              77,725               2,630,146
Wm Morrison Supermarkets                             494,090               2,814,429
                                                                     ---------------
Total                                                                    106,978,513
------------------------------------------------------------------------------------

UNITED STATES (3.0%)
Atwood Oceanics                                       29,000(b)            2,920,010
BioMarin Pharmaceutical                               25,000(b)              911,500
Central European Distribution                         17,000(b)            1,035,640
Dresser-Rand Group                                    25,400(b)              928,878
FMC Technologies                                      32,000(b)            2,150,400
iShares MSCI EAFE Index Fund                         182,632              13,845,332
                                                                     ---------------
Total                                                                     21,791,760
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $583,258,739)                                                    $690,249,833
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND - 2008 SEMIANNUAL
                                                                      REPORT  19

MONEY MARKET FUND (9.5%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%           68,978,926(f)          $68,978,926
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $68,978,926)                                                      $68,978,926
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $652,237,665)(g)                                                 $759,228,759
====================================================================================

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2008:

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Aerospace & Defense                                         0.9%               $6,164,091
Air Freight & Logistics                                     0.5                 3,665,697
Auto Components                                             1.3                 9,471,551
Automobiles                                                 0.7                 5,030,551
Beverages                                                   1.0                 7,215,810
Biotechnology                                               0.8                 5,904,181
Building Products                                           1.1                 8,041,611
Capital Markets                                             1.2                 9,027,442
Chemicals                                                   6.4                46,541,144
Commercial Banks                                            2.9                21,164,913
Commercial Services & Supplies                              2.2                16,003,820
Communications Equipment                                    1.9                14,094,956
Computers & Peripherals                                     1.1                 8,077,531
Construction & Engineering                                  1.8                13,239,771
Construction Materials                                      0.3                 2,071,313
Consumer Finance                                            0.1                   431,228
Containers & Packaging                                      0.1                   929,692
Distributors                                                0.1                   747,318
Diversified Consumer Services                               0.3                 2,202,655
Diversified Financial Services                              3.9                28,329,824
Diversified Telecommunication Services                      2.1                15,431,945
Electric Utilities                                          1.9                13,764,800
Electrical Equipment                                        2.8                20,025,747
Electronic Equipment & Instruments                          2.0                14,227,789
Energy Equipment & Services                                 3.2                23,210,249
Food & Staples Retailing                                    1.9                13,401,195
Food Products                                               3.5                25,431,064
Gas Utilities                                               0.6                 4,547,633
Health Care Equipment & Supplies                            0.8                 5,557,764
Health Care Providers & Services                            1.1                 7,654,960
Hotels, Restaurants & Leisure                               1.7                12,583,644
Household Durables                                          2.0                14,684,772
Household Products                                          0.6                 4,229,529

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND - 2008 SEMIANNUAL
REPORT

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Independent Power Producers & Energy Traders                0.4%               $2,645,728
Industrial Conglomerates                                    0.6                 4,635,386
Insurance                                                   1.4                10,364,174
Internet & Catalog Retail                                   0.1                   770,707
Internet Software & Services                                0.4                 2,931,394
IT Services                                                 0.6                 4,212,919
Leisure Equipment & Products                                0.6                 4,345,633
Life Sciences Tools & Services                              0.4                 3,226,372
Machinery                                                   3.8                27,220,753
Marine                                                      1.4                 9,799,837
Media                                                       2.3                16,894,770
Metals & Mining                                             7.9                57,055,039
Multiline Retail                                            0.4                 3,174,434
Multi-Utilities                                             0.9                 6,416,586
Office Electronics                                          0.3                 2,285,663
Oil, Gas & Consumable Fuels                                 3.9                28,011,764
Paper & Forest Products                                     0.6                 4,262,103
Personal Products                                           0.1                   808,810
Pharmaceuticals                                             3.9                28,206,150
Real Estate Investment Trusts (REITs)                       0.8                 5,696,920
Real Estate Management & Development                        1.5                10,998,790
Road & Rail                                                 1.3                 9,434,935
Software                                                    1.6                11,292,813
Specialty Retail                                            1.5                10,878,210
Textiles, Apparel & Luxury Goods                            0.8                 5,452,225
Thrifts & Mortgage Finance                                  0.3                 2,279,793
Tobacco                                                     1.6                11,378,565
Trading Companies & Distributors                            1.4                10,327,685
Transportation Infrastructure                               1.4                 9,771,784
Wireless Telecommunication Services                         0.3                 2,363,701
Other(1)                                                    9.5                68,978,926
-----------------------------------------------------------------------------------------
Total                                                                        $759,228,759
-----------------------------------------------------------------------------------------

(1)  Cash & Cash Equivalents.

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND - 2008 SEMIANNUAL
                                                                      REPORT  21

INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2008

                               CURRENCY TO BE              CURRENCY TO BE           UNREALIZED        UNREALIZED
EXCHANGE DATE                    DELIVERED                    RECEIVED             APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
May 1, 2008                                 3,023                       1,518            $--               $(5)
                                      U.S. Dollar               British Pound
-----------------------------------------------------------------------------------------------------------------
May 2, 2008                               182,602                     359,647             --            (3,402)
                                    British Pound                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 2, 2008                               240,217                     375,723            649                --
                           European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 2, 2008                                59,381                      92,878            160                --
                           European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 2, 2008                                99,868                     155,435             --              (499)
                           European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 2, 2008                            48,471,403                     463,797             --            (2,409)
                                     Japanese Yen                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 2, 2008                             2,096,193                     199,980            105                --
                                     Mexican Peso                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 2, 2008                               270,626                  28,283,093          1,405                --
                                      U.S. Dollar                Japanese Yen
-----------------------------------------------------------------------------------------------------------------
May 2, 2008                                26,632                      36,254            104                --
                                      U.S. Dollar            Singapore Dollar
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                               116,869                     182,022             --              (438)
                           European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                               887,400                   1,385,765            178                --
                           European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                             1,213,154                     115,095             --              (537)
                                     Mexican Peso                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                               537,734                     547,730            230                --
                                      U.S. Dollar             Canadian Dollar
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                                 3,480                       2,234              8                --
                                      U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                                 5,969                       3,833             14                --
                                      U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                                71,714                      46,083            232                --
                                      U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                               156,030                     100,219            451                --
                                      U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                                24,676                      33,565             80                --
                                      U.S. Dollar            Singapore Dollar
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                               189,019                     375,593             --              (215)
                                    British Pound                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND - 2008 SEMIANNUAL
REPORT

                               CURRENCY TO BE              CURRENCY TO BE           UNREALIZED        UNREALIZED
EXCHANGE DATE                    DELIVERED                    RECEIVED             APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                                 6,618                      10,304            $--              $(30)
                           European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                             2,371,334                   2,288,711             --              (442)
                                      Swiss Franc                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                               398,126                     200,648             80                --
                                      U.S. Dollar               British Pound
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                               239,988                     120,925            435                --
                                      U.S. Dollar               British Pound
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                                75,310                      37,947            137                --
                                      U.S. Dollar               British Pound
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                               106,474                      53,650            193                --
                                      U.S. Dollar               British Pound
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                               127,014                      64,000            230                --
                                      U.S. Dollar               British Pound
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                               194,987                      98,250            354                --
                                      U.S. Dollar               British Pound
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                                17,924                      11,513             52                --
                                      U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                               174,462                     112,000            414                --
                                      U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                             1,010,492                     647,113             --               (89)
                                      U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                                49,339                      66,999             70                --
                                      U.S. Dollar            Singapore Dollar
-----------------------------------------------------------------------------------------------------------------
May 6, 2008                             1,039,024                   1,076,533            201                --
                                      U.S. Dollar                 Swiss Franc
-----------------------------------------------------------------------------------------------------------------
May 7, 2008                               638,848                       6,118             --               (27)
                                     Japanese Yen                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 7, 2008                               134,982                  14,095,134            587                --
                                      U.S. Dollar                Japanese Yen
-----------------------------------------------------------------------------------------------------------------
May 7, 2008                               109,359                  11,419,493            475                --
                                      U.S. Dollar                Japanese Yen
-----------------------------------------------------------------------------------------------------------------
May 7, 2008                               106,647                  11,136,243            464                --
                                      U.S. Dollar                Japanese Yen
-----------------------------------------------------------------------------------------------------------------
May 7, 2008                               100,246                  10,467,894            436                --
                                      U.S. Dollar                Japanese Yen
-----------------------------------------------------------------------------------------------------------------
May 7, 2008                                85,778                   8,957,069            373                --
                                      U.S. Dollar                Japanese Yen
-----------------------------------------------------------------------------------------------------------------

                            See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND - 2008 SEMIANNUAL
                                                                      REPORT  23

                               CURRENCY TO BE              CURRENCY TO BE           UNREALIZED        UNREALIZED
EXCHANGE DATE                    DELIVERED                    RECEIVED             APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
May 7, 2008                               489,496                  51,180,253         $2,964               $--
                                      U.S. Dollar                Japanese Yen
-----------------------------------------------------------------------------------------------------------------
May 7, 2008                                54,152                     270,000             --            (1,106)
                                      U.S. Dollar             Norwegian Krone
-----------------------------------------------------------------------------------------------------------------
Total                                                                                $11,081           $(9,199)
-----------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 4.9% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 4.6% of net assets.

(f) Affiliated Money Market Fund - See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(g) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $652,238,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $135,101,000
Unrealized depreciation                                            (28,110,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $106,991,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 24 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $583,258,739)         $690,249,833
   Affiliated money market fund (identified cost
   $68,978,926)                                                   68,978,926
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $652,237,665)                                                 759,228,759
Foreign currency holdings (identified cost $368,840)                 386,780
Capital shares receivable                                            598,246
Dividends receivable                                               2,658,399
Receivable for investment securities sold                          7,730,482
Unrealized appreciation on forward foreign currency
   contracts                                                          11,081
----------------------------------------------------------------------------
Total assets                                                     770,613,747
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               611,050
Payable for investment securities purchased                       10,693,023
Payable upon return of securities loaned                          35,796,530
Unrealized depreciation on forward foreign currency
   contracts                                                           9,199
Accrued investment management services fee                            19,125
Accrued distribution fee                                               4,430
Accrued transfer agency fee                                            1,838
Accrued administrative services fee                                    1,538
Accrued plan administration services fee                                   9
Other accrued expenses                                               157,245
----------------------------------------------------------------------------
Total liabilities                                                 47,293,987
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $723,319,760
============================================================================

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  25

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    865,486
Additional paid-in capital                                       631,623,969
Excess of distributions over net investment income                (5,592,465)
Accumulated net realized gain (loss)                             (10,580,542)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                    107,003,312
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $723,319,760
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                           $369,024,146
                                             Class B                           $ 65,011,427
                                             Class C                           $  6,211,323
                                             Class I                           $281,797,134
                                             Class R4                          $  1,275,730
Net asset value per share of outstanding     Class A
   capital stock:                            shares(1)           44,201,997    $       8.35
                                             Class B shares       8,078,400    $       8.05
                                             Class C shares         773,949    $       8.03
                                             Class I shares      33,342,428    $       8.45
                                             Class R4 shares        151,786    $       8.40
-------------------------------------------------------------------------------------------
*Including securities on loan, at value                                        $ 34,323,051
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $8.86. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 26 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  7,805,431
Interest                                                              10,331
Income distributions from affiliated money market fund               417,846
Fee income from securities lending                                   229,832
   Less foreign taxes withheld                                      (817,481)
----------------------------------------------------------------------------
Total income                                                       7,645,959
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 3,126,704
Distribution fee
   Class A                                                           457,708
   Class B                                                           328,270
   Class C                                                            29,419
Transfer agency fee
   Class A                                                           362,027
   Class B                                                            69,165
   Class C                                                             6,012
   Class R4                                                              321
Administrative services fee                                          270,332
Plan administration services fee -- Class R4                           1,606
Compensation of board members                                          7,311
Custodian fees                                                       149,525
Printing and postage                                                  57,384
Registration fees                                                     35,529
Professional fees                                                     27,468
Other                                                                 15,440
----------------------------------------------------------------------------
Total expenses                                                     4,944,221
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                 (90,370)
   Earnings and bank fee credits on cash balances                     (3,833)
----------------------------------------------------------------------------
Total net expenses                                                 4,850,018
----------------------------------------------------------------------------
Investment income (loss) -- net                                    2,795,941
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          (8,281,918)
   Foreign currency transactions                                     (58,477)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           (8,340,395)
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (86,162,062)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (94,502,457)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(91,706,516)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         APRIL 30, 2008     OCT. 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $  2,795,941      $  3,223,383
Net realized gain (loss) on investments                     (8,340,395)       67,366,986
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                       (86,162,062)      111,024,151
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              (91,706,516)      181,614,520
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (5,169,465)       (5,430,875)
      Class B                                                 (406,035)         (726,414)
      Class C                                                  (43,456)          (53,672)
      Class I                                               (4,396,109)       (2,910,651)
      Class R4                                                 (22,011)          (17,038)
   Net realized gain
      Class A                                              (32,719,368)      (45,717,021)
      Class B                                               (6,138,218)      (10,632,128)
      Class C                                                 (535,258)         (719,319)
      Class I                                              (21,398,178)      (19,903,196)
      Class R4                                                (113,730)         (130,787)
-----------------------------------------------------------------------------------------
Total distributions                                        (70,941,828)      (86,241,101)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 28 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         APRIL 30, 2008     OCT. 31, 2007
                                                          (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         $ 47,083,827      $ 91,165,060
   Class B shares                                            9,252,647        13,363,532
   Class C shares                                            1,030,812         1,781,272
   Class I shares                                           49,288,386       103,076,679
   Class R4 shares                                             272,270           500,016
Reinvestment of distributions at net asset value
   Class A shares                                           36,915,196        50,077,720
   Class B shares                                            6,452,602        11,205,402
   Class C shares                                              567,790           756,571
   Class I shares                                           25,792,822        22,811,365
   Class R4 shares                                             133,795           144,540
Payments for redemptions
   Class A shares                                          (44,478,482)      (67,632,891)
   Class B shares                                           (9,752,487)      (25,134,569)
   Class C shares                                             (682,055)       (1,068,002)
   Class I shares                                           (3,771,736)      (21,322,785)
   Class R4 shares                                            (294,967)         (160,344)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            117,810,420       179,563,566
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (44,837,924)      274,936,985
Net assets at beginning of period                          768,157,684       493,220,699
-----------------------------------------------------------------------------------------
Net assets at end of period                               $723,319,760      $768,157,684
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $ (5,592,465)     $  1,648,670
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  29

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners International Select Growth Fund (the Fund) (formerly RiverSource International Aggressive Growth Fund) is a series of RiverSource International Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

At April 30, 2008, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 39% of the total outstanding fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at

--------------------------------------------------------------------------------

 30 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  31
is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2008, foreign currency holdings consisted of multiple denominations, primarily Taiwan dollars.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by

--------------------------------------------------------------------------------

 32 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  33

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.00% to

--------------------------------------------------------------------------------

 34 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

0.875% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper International Multi-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $233,189 for the six months ended April 30, 2008. The management fee for the six months ended April 30, 2008 was 0.91% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

The Investment Manager has Subadvisory Agreements with Columbia Wanger Asset Management, L.P. and Principal Global Investors, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $2,241.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  35

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $339,508 for Class A, $17,406 for Class B and $490 for Class C for the six months ended April 30, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.48% for Class A, 2.24% for Class B, 2.24% for Class C and 1.12% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fees waived at the class level were $73,299, $14,290 and $1,175 for Class A, Class B, and Class C, respectively, and the plan administration services fee waived at the class level was $1,606 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.55% for Class A, 2.31% for

--------------------------------------------------------------------------------

 36 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

Class B, 2.31% for Class C, 1.16% for Class I and 1.46% for Class R4 until Oct. 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended April 30, 2008, the Fund's custodian and transfer agency fees were reduced by $3,833 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $335,383,017 and $294,017,885, respectively, for the six months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         SIX MONTHS ENDED APRIL 30, 2008
                                        ISSUED FOR
                                        REINVESTED                          NET
                             SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                    5,500,481     4,410,418     (5,320,501)       4,590,398
Class B                    1,124,747       797,602     (1,233,063)         689,286
Class C                      128,131        70,445        (82,996)         115,580
Class I                    5,702,446     3,048,797       (445,536)       8,305,707
Class R4                      29,876        15,909        (33,274)          12,511
---------------------------------------------------------------------------------------

                                            YEAR ENDED OCT. 31, 2007
                                        ISSUED FOR
                                        REINVESTED                          NET
                             SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                    9,817,563     5,968,739     (7,345,717)       8,440,585
Class B                    1,492,177     1,378,278     (2,771,092)          99,363
Class C                      198,182        93,174       (119,238)         172,118
Class I                   11,219,874     2,693,195     (2,270,843)      11,642,226
Class R4                      51,641        17,146        (17,126)          51,661
---------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned,

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  37
e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At April 30, 2008, securities valued at $34,323,051 were on loan to brokers. For collateral, the Fund received $35,796,530 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $229,832 for the six months ended April 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $2,942 for the six months ended April 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $166,708,186 and $122,310,415, respectively, for the six months ended April 30, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended April 30, 2008.

8. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency

--------------------------------------------------------------------------------

 38 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  39

Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 40 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,          2008(J)              2007              2006              2005              2004
Net asset value, beginning of
 period                                $10.54             $9.42             $8.05             $6.85             $5.80
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)              .03(b)            .04(b)            .02               .02                --
Net gains (losses) (both
 realized and unrealized)               (1.28)             2.70              2.04              1.33              1.05
---------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                             (1.25)             2.74              2.06              1.35              1.05
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.13)             (.17)             (.06)             (.01)               --
Distributions from realized
 gains                                   (.81)            (1.45)             (.63)             (.14)               --
---------------------------------------------------------------------------------------------------------------------
Total distributions                      (.94)            (1.62)             (.69)             (.15)               --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $8.35            $10.54             $9.42             $8.05             $6.85
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $369              $418              $294              $216              $151
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)            1.52%(e)          1.61%             1.61%             1.79%             1.85%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)        1.48%(e)          1.61%             1.61%             1.74%             1.75%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             .72%(e)           .45%              .23%              .37%              .17%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   43%              104%              124%               67%               87%
---------------------------------------------------------------------------------------------------------------------
Total return(h)                       (11.84%)(i)        33.56%            27.21%            19.89%            18.15%
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  41

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,         2008(K)              2007              2006              2005              2004
Net asset value, beginning of
 period                               $10.15             $9.12             $7.82             $6.69             $5.71
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             .00(b),(c)       (.03)(b)          (.05)             (.02)             (.02)
Net gains (losses) (both
 realized and unrealized)              (1.23)             2.61              1.99              1.29              1.00
--------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            (1.23)             2.58              1.94              1.27               .98
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.06)             (.10)             (.01)               --                --
Distributions from realized
 gains                                  (.81)            (1.45)             (.63)             (.14)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions                     (.87)            (1.55)             (.64)             (.14)               --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                                $8.05            $10.15             $9.12             $7.82             $6.69
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $65               $75               $67               $58               $44
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)           2.29%(f)          2.37%             2.37%             2.56%             2.62%
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)       2.24%(f)          2.37%             2.37%             2.51%             2.51%
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           (.05%)(f)         (.30%)            (.53%)            (.39%)            (.59%)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  43%              104%              124%               67%               87%
--------------------------------------------------------------------------------------------------------------------
Total return(i)                      (12.17%)(j)        32.54%            26.19%            19.13%            17.16%
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,        2008(K)               2007              2006              2005              2004
Net asset value, beginning of
 period                               $10.14             $9.12             $7.81             $6.69             $5.71
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             .00(b),(c)       (.03)(b)          (.04)             (.02)             (.02)
Net gains (losses) (both
 realized and unrealized)              (1.23)             2.61              1.99              1.28              1.00
--------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            (1.23)             2.58              1.95              1.26               .98
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.07)             (.11)             (.01)               --                --
Distributions from realized
 gains                                  (.81)            (1.45)             (.63)             (.14)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions                     (.88)            (1.56)             (.64)             (.14)               --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                                $8.03            $10.14             $9.12             $7.81             $6.69
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $6                $7                $4                $3                $3
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)           2.28%(f)          2.36%             2.37%             2.55%             2.61%
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)       2.24%(f)          2.36%             2.37%             2.51%             2.51%
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            .00%(c),(f)      (.31%)            (.53%)            (.41%)            (.60%)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  43%              104%              124%               67%               87%
--------------------------------------------------------------------------------------------------------------------
Total return(i)                      (12.15%)(j)        32.56%            26.34%            18.98%            17.16%
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  43

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,        2008(K)               2007              2006              2005           2004(B)
Net asset value, beginning of
 period                               $10.68             $9.53             $8.13             $6.90             $6.62
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             .05(c)            .09(c)            .06               .03               .02
Net gains (losses) (both
 realized and unrealized)              (1.30)             2.72              2.07              1.36               .26
--------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            (1.25)             2.81              2.13              1.39               .28
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.17)             (.21)             (.10)             (.02)               --
Distributions from realized
 gains                                  (.81)            (1.45)             (.63)             (.14)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions                     (.98)            (1.66)             (.73)             (.16)               --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                                $8.45            $10.68             $9.53             $8.13             $6.90
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $282              $267              $128               $83               $21
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)           1.08%(f)          1.17%             1.14%             1.28%             1.36%(f)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)       1.08%(f)          1.17%             1.14%             1.28%             1.35%(f)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           1.19%(f)           .96%              .67%              .95%              .55%(f)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  43%              104%              124%               67%               87%
--------------------------------------------------------------------------------------------------------------------
Total return(i)                      (11.69%)(j)        34.10%            27.86%            20.42%             4.23%(j)
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,        2008(J)               2007              2006              2005              2004
Net asset value, beginning of
 period                               $10.61             $9.48             $8.09             $6.88             $5.82
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             .05(b)            .05(b)            .04               .02               .01
Net gains (losses) (both
 realized and unrealized)              (1.29)             2.72              2.06              1.34              1.05
--------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            (1.24)             2.77              2.10              1.36              1.06
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.16)             (.19)             (.08)             (.01)               --
Distributions from realized
 gains                                  (.81)            (1.45)             (.63)             (.14)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions                     (.97)            (1.64)             (.71)             (.15)               --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                                $8.40            $10.61             $9.48             $8.09             $6.88
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $1                $1                $1                $1               $--
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)           1.37%(e)          1.46%             1.43%             1.61%             1.69%
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)       1.12%(e)          1.46%             1.43%             1.57%             1.58%
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           1.07%(e)           .58%              .42%              .58%              .40%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  43%              104%              124%               67%               87%
--------------------------------------------------------------------------------------------------------------------
Total return(h)                      (11.68%)(i)        33.70%            27.59%            20.07%            18.29%
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  45

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreements (the "Subadvisory Agreements") between RiverSource Investments and each subadviser (collectively, the "Subadvisers"), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April, 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadvisers: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the

--------------------------------------------------------------------------------

 46 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

financial condition of RiverSource Investments (and its affiliates) and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments and each Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and each of the Subadvisers were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved. Additionally, the Board reviewed the performance of the Subadvisers and the selection and monitoring processes for the Subadvisers. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Fund's expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

 48 RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL REPORT

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

        RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2008 SEMIANNUAL
                                                                      REPORT  49

     RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6254 H (6/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

PARTNERS INTERNATIONAL SELECT VALUE FUND
(FORMERLY RIVERSOURCE INTERNATIONAL SELECT VALUE FUND)

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008


RIVERSOURCE PARTNERS INTERNATIONAL
SELECT VALUE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM
CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      6

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     18

Notes to Financial Statements.......     23

Approval of Investment Management
   Services Agreement...............     39

Proxy Voting........................     42

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                       REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners International Select Value Fund (the Fund) (formerly
  RiverSource International Select Value Fund) Class A shares fell 12.29% (excluding sales charge) for the semiannual period ended April 30, 2008.

> The Fund underperformed it's benchmark, the Morgan Stanley Capital
  International (MSCI) EAFE GDP Weighted, Half-Hedged Index, which declined 11.37% during the same period.

> The Fund underperformed the broader MSCI EAFE Index, which declined 8.99% for the same six-month period.

> The Fund also underperformed its peer group, represented by the Lipper
  International Multi-Cap Value Funds Index, which decreased 10.30% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                      Since
                        6 months*   1 year    3 years   5 years   inception(a)
------------------------------------------------------------------------------------
RiverSource Partners
  International Select
  Value Fund Class A
  (excluding sales
  charge)                -12.29%     -5.93%   +16.33%   +20.46%      +15.14%
------------------------------------------------------------------------------------
MSCI EAFE GDP
  Weighted,
  Half-Hedged Index(1)
  (unmanaged)            -11.37%     -6.22%   +16.26%   +19.65%      +11.56%
------------------------------------------------------------------------------------
MSCI EAFE Index(2)
  (unmanaged)             -8.99%     -1.31%   +16.74%   +20.92%      +13.90%
------------------------------------------------------------------------------------
Lipper International
  Multi-Cap Value
  Funds Index(3)         -10.30%     -2.36%   +16.21%   +20.87%      +15.05%
------------------------------------------------------------------------------------

* Not annualized.

(a) Fund data is from Sept. 28, 2001. MSCI EAFE GDP Weighted, Half-Hedged Index, MSCI EAFE Index and Lipper peer group data is from Oct. 1, 2001.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance

--------------------------------------------------------------------------------

 2 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE GDP Weighted, Half-Hedged Index, an unmanaged index, is compiled from a composite of securities of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper International Multi-Cap Value Funds Index includes the 10 largest international multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
X                          LARGE
X                          MEDIUM        SIZE
X                          SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                             Total
--------------------------------------
Class A                      1.38%
--------------------------------------
Class B                      2.14%
--------------------------------------
Class C                      2.13%
--------------------------------------
Class I                      0.97%
--------------------------------------
Class R4                     1.26%
--------------------------------------

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

 4 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 9/28/01)          -12.29%     -5.93%   +16.33%   +20.46%    +15.14%
--------------------------------------------------------------------------------------------
 Class B (inception 9/28/01)          -12.62%     -6.71%   +15.44%   +19.54%    +14.27%
--------------------------------------------------------------------------------------------
 Class C (inception 9/28/01)          -12.66%     -6.66%   +15.41%   +19.57%    +14.26%
--------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           -12.12%     -5.60%   +16.83%      N/A     +16.02%
--------------------------------------------------------------------------------------------
 Class R4 (inception 9/28/01)         -11.94%     -5.53%   +16.65%   +20.73%    +15.37%
--------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 9/28/01)          -17.33%    -11.34%   +14.04%   +19.05%    +14.12%
--------------------------------------------------------------------------------------------
 Class B (inception 9/28/01)          -16.49%    -10.85%   +14.43%   +19.34%    +14.27%
--------------------------------------------------------------------------------------------
 Class C (inception 9/28/01)          -13.44%     -7.49%   +15.41%   +19.57%    +14.26%
--------------------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 9/28/01)          -16.03%     -8.54%   +12.26%   +21.38%    +14.14%
--------------------------------------------------------------------------------------------
 Class B (inception 9/28/01)          -16.48%     -9.33%   +11.37%   +20.44%    +13.27%
--------------------------------------------------------------------------------------------
 Class C (inception 9/28/01)          -16.36%     -9.26%   +11.42%   +20.50%    +13.27%
--------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           -15.90%     -8.17%   +12.76%      N/A     +14.43%
--------------------------------------------------------------------------------------------
 Class R4 (inception 9/28/01)         -15.74%     -8.19%   +12.57%   +21.64%    +14.36%
--------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 9/28/01)          -20.85%    -13.78%   +10.04%   +19.96%    +13.11%
--------------------------------------------------------------------------------------------
 Class B (inception 9/28/01)          -20.18%    -13.35%   +10.29%   +20.25%    +13.27%
--------------------------------------------------------------------------------------------
 Class C (inception 9/28/01)          -17.10%    -10.07%   +11.42%   +20.50%    +13.27%
--------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                       REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Below, independent money manager AllianceBernstein L.P. (AllianceBernstein) reports factors that affected the performance of and changes made to the Fund's portfolio during the semiannual period as well as intended future strategies.

COUNTRY DIVERSIFICATION (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Australia                                            2.0%
--------------------------------------------------------------
Belgium                                              1.6%
--------------------------------------------------------------
Brazil                                               0.9%
--------------------------------------------------------------
Canada                                               2.9%
--------------------------------------------------------------
Chile                                                0.6%
--------------------------------------------------------------
China                                                0.3%
--------------------------------------------------------------
Finland                                              1.1%
--------------------------------------------------------------
France                                              11.1%
--------------------------------------------------------------
Germany                                             14.7%
--------------------------------------------------------------
Hong Kong                                            0.4%
--------------------------------------------------------------
India                                                0.4%
--------------------------------------------------------------
Italy                                                4.5%
--------------------------------------------------------------
Japan                                               20.7%
--------------------------------------------------------------
Luxembourg                                           1.2%
--------------------------------------------------------------
Netherlands                                          5.6%
--------------------------------------------------------------
New Zealand                                          0.6%
--------------------------------------------------------------
Norway                                               0.7%
--------------------------------------------------------------
Philippine Islands                                   0.3%
--------------------------------------------------------------
South Africa                                         0.1%
--------------------------------------------------------------
South Korea                                          1.6%
--------------------------------------------------------------
Spain                                                1.2%
--------------------------------------------------------------
Sweden                                               1.8%
--------------------------------------------------------------
Switzerland                                          1.5%
--------------------------------------------------------------
Taiwan                                               1.0%
--------------------------------------------------------------
Thailand                                             0.2%
--------------------------------------------------------------
United Kingdom                                       8.9%
--------------------------------------------------------------
United States                                        0.7%
--------------------------------------------------------------
Other (1)                                           13.4%
--------------------------------------------------------------

(1) Cash & Cash Equivalents(2).

(2) Of the 13.4%, 12.5% is due to security lending activity and 0.9% is the Fund's cash equivalent position.

--------------------------------------------------------------------------------

 6 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

Dear Shareholders,
RiverSource Partners International Select Value Fund's Class A shares fell 12.29% (excluding sales charge) for the semiannual period ended April 30, 2008, underperforming the Fund's benchmark, the Morgan Stanley Capital International
(MSCI) EAFE GDP Weighted, Half-Hedged Index, which declined 11.37% for the period. The Fund underperformed the broader MSCI EAFE Index, which declined 8.99%. The Fund also underperformed its peer group, represented by the Lipper International Multi-Cap Value Funds Index, which decreased 10.30% for the period.

SIGNIFICANT PERFORMANCE FACTORS
A number of the Fund's capital goods holdings detracted from performance, including RENAULT, MICHELIN and NISSAN. Renault and Nissan fell in line with other automakers based on concerns of softening consumer demand in the United States. Nissan was also hurt by the strengthening Japanese yen, which impaired Nissan's competitiveness. Meanwhile, a profit warning hurt shares of tire manufacturer Michelin. Specifically, the company noted rising materials costs, adverse currency movements and weakness in key markets such as heavy truck tires. The Fund's holdings in the financials sector were negatively impacted by concerns about rising credit losses and detracted from performance, especially a position in HBOS GROUP, parent company of Bank of Scotland.

TOP TEN HOLDINGS (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

BASF (Germany)                                       2.7%
--------------------------------------------------------------
Allianz (Germany)                                    2.5%
--------------------------------------------------------------
Eni (Italy)                                          2.4%
--------------------------------------------------------------
E.ON (Germany)                                       2.4%
--------------------------------------------------------------
ING Groep (Netherlands)                              2.1%
--------------------------------------------------------------
Royal Dutch Shell Series A (Netherlands)             1.8%
--------------------------------------------------------------
BNP Paribas (France)                                 1.8%
--------------------------------------------------------------
Deutsche Bank (Germany)                              1.8%
--------------------------------------------------------------
Total (France)                                       1.7%
--------------------------------------------------------------
Toyota Motor (Japan)                                 1.7%
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                       REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

The main contributors to performance, though not enough to offset detractors, were the Fund's overweight positions in the energy and materials sectors. While many sectors declined, these sectors fared better as commodity prices continued to climb. Holdings in these contributing sectors included diversified miner XSTRATA, Brazilian energy firm PETROBRAS, German agrochemical manufacturer BASF, and steel factory operators GERDAU AMERISTEEL and USINAS.

CHANGES TO THE FUND'S PORTFOLIO
Recently, our attention has been focused on the financials sector, where our research shows the valuations of some companies discounted to "doomsday scenario" levels, which we believe are unlikely to happen. Where appropriate, we are taking advantage of these opportunities.

Opportunities are showing up in other industries, too. For example, many cyclical stocks, including automotive and retail companies, are looking excessively cheap. Additionally, many oil company valuations are attractive.

With financials making up the largest segment of the portfolio, assessing the impact of the credit crisis has naturally been a top priority. We constantly monitor the portfolio's positions and spend considerable time stress testing the balance sheets of the Fund's financials sector companies to determine their ability to withstand credit losses. The current spate of credit losses began with residential mortgages but now threaten to include commercial real estate, credit cards, auto loans and other assets. While we anticipate further potential losses in each category, we remain comfortable that the Fund's exposure to the sector reflects a proper balance between return potential and risks. Indeed, we've been adding to holdings where our research has detected compelling value opportunities.

Robust demand (especially from developing markets), higher costs, limited spare capacity and, more recently, financial flows have triggered a sharp rise in oil prices. Despite the run-up in oil prices, energy stocks have not risen by the same magnitude. While we expect prices to fall from their recent peaks as weaker demand helps rebuild inventories, constraints all along the supply chain should keep prices well above our long-term estimates for the next several years. With that in mind, we have been increasing exposure to large integrated oil companies that are benefiting from high refining margins and trimming some holdings as they reach our estimate of fair value.

--------------------------------------------------------------------------------

 8 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

OUR FUTURE STRATEGY
Research and experience tells us to keep the Fund's risk proportionate with the value opportunities we identify. After a lengthy period of compression, valuation spreads have widened. If this trend continues, we may see increased opportunities to raise the Fund's concentration in undervalued industries and companies.

                            (AllianceBernstein Logo)

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                       REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                BEGINNING         ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                              NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  877.10         $ 5.93           1.27%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,018.55         $ 6.37           1.27%
--------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  873.80         $ 9.50           2.04%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,014.72         $10.22           2.04%
--------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  873.40         $ 9.46           2.03%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,014.77         $10.17           2.03%
--------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  878.80         $ 3.92            .84%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,020.69         $ 4.22            .84%
--------------------------------------------------------------------------------------------
Class R4
   Actual(b)                     $1,000         $  880.60         $ 5.33           1.14%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,019.19         $ 5.72           1.14%
--------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: -12.29% for Class A, -12.62% for Class B, -12.66% for Class C, -12.12% for Class I and -11.94% for Class R4.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.6%)(c)
ISSUER                                            SHARES                    VALUE(A)
AUSTRALIA (2.3%)
Macquarie Airports                                 4,289,224             $12,707,217
Macquarie Infrastructure Group                     4,225,148              11,281,593
Natl Australia Bank                                  372,621              10,620,871
Zinifex                                            1,307,300              12,457,724
                                                                     ---------------
Total                                                                     47,067,405
------------------------------------------------------------------------------------

BELGIUM (1.8%)
Fortis                                             1,373,832(d)           37,539,265
------------------------------------------------------------------------------------

BRAZIL (1.1%)
Gerdau ADR                                           116,350               4,506,236
UNIBANCO - Uniao de Bancos Brasileiros GDR            52,900               7,692,189
Usinas Siderurgicas de Minas Gerais Series A         202,050               9,715,228
                                                                     ---------------
Total                                                                     21,913,653
------------------------------------------------------------------------------------

CANADA (3.3%)
Bank of Nova Scotia                                       --                      14
EnCana                                               183,400              14,797,666
ING Canada                                                --                      10
Petro-Canada                                         364,100              18,244,773
Royal Bank of Canada                                 344,057              16,406,747
Teck Cominco Cl B                                    427,600              18,607,182
TELUS                                                    520                  23,074
                                                                     ---------------
Total                                                                     68,079,466
------------------------------------------------------------------------------------

CHILE (0.6%)
Antofagasta                                          813,100              12,973,246
------------------------------------------------------------------------------------

CHINA (0.3%)
China Petroleum & Chemical Series H                6,084,000               6,456,229
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

FINLAND (1.2%)
Nokia                                                511,700             $15,755,653
Stora Enso Series R                                  707,500               8,793,335
                                                                     ---------------
Total                                                                     24,548,988
------------------------------------------------------------------------------------

FRANCE (12.5%)
Air France-KLM                                       211,400               6,591,696
BNP Paribas                                          392,630              42,453,875
Credit Agricole                                      854,600              28,889,158
Lagardere                                            244,000              17,597,537
Michelin Series B                                    185,100              16,985,416
Renault                                              359,000              37,023,832
Sanofi-Aventis                                       460,626              36,068,948
Societe Generale                                     210,000              24,644,508
Societe Generale                                      52,500(b)            6,082,433
Total                                                480,300              40,451,778
                                                                     ---------------
Total                                                                    256,789,181
------------------------------------------------------------------------------------

GERMANY (16.6%)
Allianz                                              277,900              56,812,226
BASF                                                 438,900(d)           62,807,592
Deutsche Bank                                        337,900              40,609,138
Deutsche Lufthansa                                 1,070,000(d)           28,184,669
Deutsche Telekom                                   1,447,900              26,089,062
E.ON                                                 277,300(d)           56,594,311
EPCOS                                                297,300               4,567,769
Munich Re Group                                      193,100(d)           37,386,779
RWE                                                   80,400               9,282,171
TUI                                                  621,400(b,d)         17,833,264
                                                                     ---------------
Total                                                                    340,166,981
------------------------------------------------------------------------------------

HONG KONG (0.4%)
China Netcom Group Corp Hong Kong                  2,953,000               8,904,622
------------------------------------------------------------------------------------

INDIA (0.4%)
State Bank of India GDR                               96,500               8,964,850
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND - 2008 SEMIANNUAL
REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ITALY (5.1%)
Banco Popolare Scarl                                 209,500(b)           $4,177,236
Buzzi Unicem                                         231,981               5,951,194
Eni                                                1,465,800              56,622,429
Fondiaria - SAI                                      272,900              10,495,198
Intesa Sanpaolo                                    3,643,375              27,320,292
                                                                     ---------------
Total                                                                    104,566,349
------------------------------------------------------------------------------------

JAPAN (23.2%)
Aisin Seiki                                          144,700               5,052,044
Alps Electric                                        567,100               5,274,461
Canon                                                473,800              23,696,836
East Japan Railway                                     2,019              16,098,403
Fujitsu                                            3,370,000              21,489,949
Hitachi                                            1,009,000               6,803,010
Honda Motor                                          756,600              24,014,427
JFE Holdings                                         734,600              40,273,348
Mitsubishi                                           183,000               5,878,811
Mitsubishi Chemical Holdings                       1,439,000               9,549,966
Mitsubishi UFJ Financial Group                     1,966,000              21,632,240
Mitsui & Co                                          582,000              13,658,556
Mitsui Chemicals                                   1,685,000              10,274,984
Mitsui OSK Lines                                   2,129,000              29,302,673
Nippon Mining Holdings                             2,309,000              14,279,956
Nippon Steel                                       1,128,000               6,335,982
Nippon Telegraph & Telephone                           4,620              19,907,281
Nippon Yusen Kabushiki Kaisha                        574,000               5,576,032
Nissan Motor                                       3,237,600              28,710,851
ORIX                                                 147,000              26,524,190
Sharp                                              1,045,000              17,559,056
Sumitomo Mitsui Financial Group                        3,693              31,790,276
Tokyo Electric Power                                 995,900              25,335,727
Toshiba                                            3,413,000              28,296,682
Toyota Motor                                         796,000              40,347,408
                                                                     ---------------
Total                                                                    477,663,149
------------------------------------------------------------------------------------

LUXEMBOURG (1.4%)
ArcelorMittal                                        320,497              28,419,074
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

NETHERLANDS (6.3%)
ING Groep                                          1,280,624(d)          $49,009,361
Koninklijke Ahold                                  1,901,420(d)           28,263,705
Royal Dutch Shell Series A                         1,061,652              42,800,861
Wolters Kluwer                                       356,700               9,612,979
                                                                     ---------------
Total                                                                    129,686,906
------------------------------------------------------------------------------------

NEW ZEALAND (0.6%)
Telecom New Zealand                                4,289,300              12,707,442
------------------------------------------------------------------------------------

NORWAY (0.8%)
StatoilHydro                                         449,450              16,300,105
------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.3%)
Philippine Long Distance Telephone                    98,000               5,957,341
------------------------------------------------------------------------------------

SOUTH AFRICA (0.1%)
Sanlam                                                92,210                 244,032
Standard Bank Group                                  216,002               2,572,405
                                                                     ---------------
Total                                                                      2,816,437
------------------------------------------------------------------------------------

SOUTH KOREA (1.9%)
Honam Petrochemical                                   66,000               5,868,862
Hyundai Mobis                                         52,200               4,787,605
Industrial Bank of Korea                             194,500               3,707,535
Kookmin Bank                                          53,900               3,760,090
POSCO                                                 11,800               5,776,347
Samsung Electronics                                   15,500               9,285,928
Shinhan Financial Group                               83,700               4,836,557
                                                                     ---------------
Total                                                                     38,022,924
------------------------------------------------------------------------------------

SPAIN (1.4%)
Repsol YPF                                           687,800              27,965,156
------------------------------------------------------------------------------------

                                             See accompanying Notes to Portfolio
of Investments.
--------------------------------------------------------------------------------

          RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND - 2008 SEMIANNUAL
                                                                      REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SWEDEN (2.0%)
Electrolux Series B                                  490,200(d)           $7,534,986
Svenska Cellulosa Series B                           565,700               9,546,164
TELE2 Series B                                       640,600              14,288,595
Volvo Series B                                       593,350(d)            9,070,963
                                                                     ---------------
Total                                                                     40,440,708
------------------------------------------------------------------------------------

SWITZERLAND (1.7%)
Credit Suisse Group                                  353,000              19,662,226
Xstrata                                              191,570              15,029,489
                                                                     ---------------
Total                                                                     34,691,715
------------------------------------------------------------------------------------

TAIWAN (1.2%)
Powerchip Semiconductor                            7,003,783               2,873,701
Siliconware Precision Inds                         4,247,636               7,347,790
Taiwan Semiconductor Mfg                           3,873,490               8,480,610
United Microelectronics                            8,815,379               5,382,112
                                                                     ---------------
Total                                                                     24,084,213
------------------------------------------------------------------------------------

THAILAND (0.3%)
PTT                                                  540,800               5,717,860
------------------------------------------------------------------------------------

UNITED KINGDOM (10.0%)
Associated British Foods                             487,600               8,545,661
Aviva                                              1,893,018              23,692,459
BAE Systems                                        1,140,118              10,580,197

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
UNITED KINGDOM (CONT.)
Barclays                                           2,377,900             $21,582,116
BP                                                   767,500               9,323,506
GlaxoSmithKline                                    1,223,800              27,275,688
HBOS                                               1,586,280              14,838,812
Home Retail Group                                  2,384,700              12,516,916
Kazakhmys                                            202,800               6,378,728
Royal & SunAlliance Insurance Group                1,548,563               4,137,974
Royal Bank of Scotland Group                       3,925,292              26,924,689
Taylor Wimpey                                      1,998,708               5,116,303
Vodafone Group                                    10,806,450              34,441,037
                                                                     ---------------
Total                                                                    205,354,086
------------------------------------------------------------------------------------

UNITED STATES (0.8%)
Gerdau Ameristeel                                  1,051,200              16,389,116
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,689,529,757)                                                $2,004,186,467
------------------------------------------------------------------------------------

MONEY MARKET FUND (15.1%)(e,f)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund, 2.72%                                309,983,700(g)         $309,983,700
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $309,983,700)                                                    $309,983,700
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,999,513,457)(h)                                             $2,314,170,167
====================================================================================

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2008:

                                                     PERCENTAGE OF
INDUSTRY                                              NET ASSETS               VALUE
-----------------------------------------------------------------------------------------
Aerospace & Defense                                       0.5%                $10,580,197
Airlines                                                  1.7                  34,776,365
Auto Components                                           1.3                  26,825,065
Automobiles                                               6.3                 130,096,518
Capital Markets                                           2.9                  60,271,364
Chemicals                                                 4.3                  88,501,404
Commercial Banks                                         15.0                 308,896,893
Communications Equipment                                  0.8                  15,755,653

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND - 2008 SEMIANNUAL
REPORT

                                                     PERCENTAGE OF
INDUSTRY                                              NET ASSETS               VALUE
-----------------------------------------------------------------------------------------
Computers & Peripherals                                   2.4%                $49,786,631
Construction Materials                                    0.3                   5,951,194
Consumer Finance                                          1.3                  26,524,190
Diversified Financial Services                            4.2                  86,548,626
Diversified Telecommunication Services                    4.0                  81,920,076
Electric Utilities                                        4.0                  81,930,038
Electronic Equipment & Instruments                        0.8                  16,645,240
Food & Staples Retailing                                  1.4                  28,263,705
Food Products                                             0.4                   8,545,661
Hotels, Restaurants & Leisure                             0.9                  17,833,264
Household Durables                                        1.5                  30,210,345
Insurance                                                 6.5                 132,768,678
Internet & Catalog Retail                                 0.6                  12,516,916
Machinery                                                 0.4                   9,070,963
Marine                                                    1.7                  34,878,705
Media                                                     1.3                  27,210,516
Metals & Mining                                           8.6                 176,861,700
Multi-Utilities                                           0.4                   9,282,171
Office Electronics                                        1.2                  23,696,836
Oil, Gas & Consumable Fuels                              12.3                 252,960,319
Paper & Forest Products                                   0.9                  18,339,499
Pharmaceuticals                                           3.1                  63,344,636
Road & Rail                                               0.8                  16,098,403
Semiconductors & Semiconductor Equipment                  1.6                  33,370,141
Trading Companies & Distributors                          1.0                  19,537,367
Transportation Infrastructure                             1.2                  23,988,810
Wireless Telecommunication Services                       2.0                  40,398,378
Other(1)                                                 15.1                 309,983,700
-----------------------------------------------------------------------------------------
Total                                                                      $2,314,170,167
-----------------------------------------------------------------------------------------

(1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2008

                                   NUMBER OF                                            UNREALIZED
                                   CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION              LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Dow Jones Euro STOXX 50 Future             207      $12,155,918       June 2008           $250,312
Tokyo Price Index Future                    60        7,808,022       June 2008            779,420
----------------------------------------------------------------------------------------------------
Total                                                                                   $1,029,732
----------------------------------------------------------------------------------------------------

                                             See accompanying Notes to Portfolio
of Investments.
--------------------------------------------------------------------------------

          RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND - 2008 SEMIANNUAL
                                                                      REPORT  15

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2008

                             CURRENCY TO BE          CURRENCY TO BE         UNREALIZED        UNREALIZED
EXCHANGE DATE                  DELIVERED                RECEIVED           APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------
May 6, 2008                        34,280,000               4,490,908              $--          $(40,281)
                           South African Rand             U.S. Dollar
---------------------------------------------------------------------------------------------------------
May 6, 2008                            79,189                 595,500               --              (475)
                                  U.S. Dollar      South African Rand
---------------------------------------------------------------------------------------------------------
June 16, 2008                      84,121,000             165,738,559               --          (997,503)
                                British Pound             U.S. Dollar
---------------------------------------------------------------------------------------------------------
June 16, 2008                       5,925,000              11,869,849          125,919                --
                                British Pound             U.S. Dollar
---------------------------------------------------------------------------------------------------------
June 16, 2008                      14,833,000              29,376,459               --           (24,000)
                                British Pound             U.S. Dollar
---------------------------------------------------------------------------------------------------------
June 16, 2008                       8,176,000              16,070,582               --          (135,051)
                                British Pound             U.S. Dollar
---------------------------------------------------------------------------------------------------------
June 16, 2008                      11,377,000              18,051,317          320,263                --
                            European Monetary             U.S. Dollar
                                         Unit
---------------------------------------------------------------------------------------------------------
June 16, 2008                  20,833,100,000             203,884,284        2,954,284                --
                                 Japanese Yen             U.S. Dollar
---------------------------------------------------------------------------------------------------------
June 16, 2008                   1,682,144,000              16,411,161          187,306                --
                                 Japanese Yen             U.S. Dollar
---------------------------------------------------------------------------------------------------------
Total                                                                       $3,587,772       $(1,197,310)
---------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 14.1% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 1.0% of net assets.

(f) At April 30, 2008, $1,258,164 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

(g) Affiliated Money Market Fund - See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(h) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $1,999,513,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $411,013,000
Unrealized depreciation                                            (96,356,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $314,657,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 16 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  17

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,689,529,757)        $2,004,186,467
  Affiliated money market fund (identified cost
      $309,983,700)                                                309,983,700
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $1,999,513,457)                                               2,314,170,167
Foreign currency holdings (identified cost $12,198,052)             12,291,424
Capital shares receivable                                              890,166
Dividends and accrued interest receivable                           14,779,049
Receivable for investment securities sold                            5,980,993
Variation margin receivable                                             50,796
Unrealized appreciation on forward foreign currency
   contracts                                                         3,587,772
Margin deposits on futures contracts                                 1,258,164
------------------------------------------------------------------------------
Total assets                                                     2,353,008,531
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               3,171,632
Payable for investment securities purchased                          6,880,624
Payable upon return of securities loaned                           288,598,750
Unrealized depreciation on forward foreign currency
   contracts                                                         1,197,310
Accrued investment management services fee                              46,404
Accrued distribution fee                                                19,418
Accrued transfer agency fee                                              7,996
Accrued administrative services fee                                      4,119
Accrued plan administration services fee                                    10
Other accrued expenses                                                 266,491
------------------------------------------------------------------------------
Total liabilities                                                  300,192,754
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $2,052,815,777
==============================================================================

--------------------------------------------------------------------------------

 18 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    2,177,102
Additional paid-in capital                                       1,639,587,309
Undistributed net investment income                                 35,420,742
Accumulated net realized gain (loss)                                57,623,333
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
   currencies                                                      318,007,291
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $2,052,815,777
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                          $1,540,662,103
                                           Class B                          $  298,034,850
                                           Class C                          $   29,525,500
                                           Class I                          $  183,099,460
                                           Class R4                         $    1,493,864
Net asset value per share of outstanding   Class A
   capital stock:                          shares(1)          162,418,986   $         9.49
                                           Class B shares      32,896,127   $         9.06
                                           Class C shares       3,268,617   $         9.03
                                           Class I shares      18,971,007   $         9.65
                                           Class R4 shares        155,431   $         9.61
------------------------------------------------------------------------------------------
*Including securities on loan, at value                                     $  280,505,835
------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $10.07. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  19

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  32,049,683
Interest                                                               91,185
Income distributions from affiliated money market fund                131,268
Fee income from securities lending                                    901,987
   Less foreign taxes withheld                                     (3,568,821)
-----------------------------------------------------------------------------
Total income                                                       29,605,302
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  7,731,687
Distribution fee
   Class A                                                          2,062,040
   Class B                                                          1,607,951
   Class C                                                            156,313
Transfer agency fee
   Class A                                                          1,515,125
   Class B                                                            314,453
   Class C                                                             29,631
   Class R4                                                               427
Administrative services fee                                           795,770
Plan administration services fee -- Class R4                            2,132
Compensation of board members                                          22,634
Custodian fees                                                        233,925
Printing and postage                                                  198,600
Registration fees                                                      31,370
Professional fees                                                      24,166
Other                                                                  29,066
-----------------------------------------------------------------------------
Total expenses                                                     14,755,290
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                   (2,138)
   Earnings and bank fee credits on cash balances                     (21,952)
-----------------------------------------------------------------------------
Total net expenses                                                 14,731,200
-----------------------------------------------------------------------------
Investment income (loss) -- net                                    14,874,102
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                          116,919,317
   Foreign currency transactions                                  (70,624,060)
   Futures contracts                                               (3,676,259)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                            42,618,998
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (393,684,930)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (351,065,932)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(336,191,830)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       APRIL 30, 2008     OCT. 31, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                         $   14,874,102     $   34,659,453
Net realized gain (loss) on investments                    42,618,998        265,513,299
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     (393,684,930)       171,439,963
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            (336,191,830)       471,612,715
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                      --        (18,634,427)
      Class B                                                      --         (1,775,290)
      Class C                                                      --           (161,686)
      Class I                                                      --         (1,406,420)
      Class R4                                                     --            (24,642)
   Net realized gain
      Class A                                            (192,725,255)      (144,729,870)
      Class B                                             (39,240,515)       (36,738,154)
      Class C                                              (3,795,804)        (2,535,971)
      Class I                                             (19,039,388)        (8,312,057)
      Class R4                                               (198,576)          (170,066)
----------------------------------------------------------------------------------------
Total distributions                                      (254,999,538)      (214,488,583)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  21

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       APRIL 30, 2008     OCT. 31, 2007
                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                      $   83,628,540     $  472,595,578
   Class B shares                                          13,378,166         73,414,220
   Class C shares                                           2,235,216         11,336,460
   Class I shares                                          32,114,140         93,076,580
   Class R4 shares                                             15,099            451,779
Reinvestment of distributions at net asset value
   Class A shares                                         188,908,372        160,474,109
   Class B shares                                          38,640,168         37,963,847
   Class C shares                                           3,668,735          2,613,650
   Class I shares                                          19,037,750          9,716,835
   Class R4 shares                                            196,215            192,389
Payments for redemptions
   Class A shares                                        (314,855,009)      (334,273,639)
   Class B shares                                         (57,916,402)      (140,556,621)
   Class C shares                                          (5,358,171)        (5,274,579)
   Class I shares                                         (22,055,310)       (14,107,856)
   Class R4 shares                                           (420,591)          (473,072)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (18,783,082)       367,149,680
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (609,974,450)       624,273,812
Net assets at beginning of period                       2,662,790,227      2,038,516,415
----------------------------------------------------------------------------------------
Net assets at end of period                            $2,052,815,777     $2,662,790,227
========================================================================================
Undistributed net investment income                    $   35,423,320     $   20,546,640
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners International Select Value Fund (the Fund) (formerly RiverSource International Select Value Fund) is a series of RiverSource International Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of issuers in countries that are part of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia and the Far East) Index and Canada.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below.

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  23
the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The

--------------------------------------------------------------------------------

 24 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2008, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  25
the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

 26 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.90% to

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  27

0.775% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper International Multi-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $1,223,588 for the six months ended April 30, 2008. The management fee for the six months ended April 30, 2008, was 0.71% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

The Investment Manager has a Subadvisory Agreement with AllianceBernstein L.P. (AllianceBernstein) to subadvise the assets of the Fund. The Investment Manager contracts with and compensates AllianceBernstein to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008, was 0.07% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $8,157.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the

--------------------------------------------------------------------------------

 28 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $930,311 for Class A, $99,026 for Class B and $2,192 for Class C for the six months ended April 30, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.89% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fee at the class level was $6 for Class R4 and the plan administration services fee at the class level was $2,132 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.25% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

During the six months ended April 30, 2008, the Fund's transfer agency fees were reduced by $21,952 as a result of bank fee credits from overnight cash balances.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  29

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $138,004,663 and $443,748,904, respectively, for the six months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with the subadviser were $1,677 for the six months ended April 30, 2008.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED APRIL 30, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       8,477,468     19,535,505      (33,041,470)       (5,028,497)
Class B                       1,409,569      4,172,804       (6,442,178)         (859,805)
Class C                         238,118        397,049         (599,395)           35,772
Class I                       3,360,054      1,936,699       (2,271,118)        3,025,635
Class R4                          1,391         20,063          (43,244)          (21,790)
----------------------------------------------------------------------------------------------

                                                 YEAR ENDED OCT. 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      41,679,506     15,196,414      (29,572,234)       27,303,686
Class B                       6,793,582      3,707,411      (12,500,460)       (1,999,467)
Class C                       1,051,129        255,989         (485,291)          821,827
Class I                       8,220,516        911,523       (1,207,135)        7,924,904
Class R4                         40,374         18,099          (41,844)           16,629
----------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the

--------------------------------------------------------------------------------

 30 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At April 30, 2008, securities valued at $280,505,835 were on loan to brokers. For collateral, the Fund received $288,598,750 in cash and U.S. government securities valued at $4,541,128. The Fund does not exercise control over the non-cash collateral received and therefore it is not recognized on the Statement of Assets and Liabilities. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $901,987 for the six months ended April 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $2,778 for the six months ended April 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $564,291,923 and $370,845,832, respectively, for the six months ended April 30, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended April 30, 2008.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  31

8. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

 32 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  33

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,              2008(J)            2007           2006           2005           2004
Net asset value, beginning of period        $12.14         $11.00          $9.00          $7.68          $6.28
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .07(b)         .18(b)         .11            .08            .01
Net gains (losses) (both realized and
 unrealized)                                 (1.54)          2.10           2.47           1.53           1.39
--------------------------------------------------------------------------------------------------------------
Total from investment operations             (1.47)          2.28           2.58           1.61           1.40
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            --           (.13)          (.22)            --             --
Distributions from realized gains            (1.18)         (1.01)          (.36)          (.29)            --
--------------------------------------------------------------------------------------------------------------
Total distributions                          (1.18)         (1.14)          (.58)          (.29)            --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $9.49         $12.14         $11.00          $9.00          $7.68
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)     $1,541         $2,032         $1,542           $999           $626
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                 1.27%(e)       1.38%          1.55%          1.48%          1.52%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)             1.27%(e)       1.38%          1.47%          1.48%          1.52%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 1.46%(e)       1.54%          1.20%          1.18%           .65%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         6%            28%            31%            22%            23%
--------------------------------------------------------------------------------------------------------------
Total return(h)                            (12.29%)(i)     22.31%         29.93%         21.53%         22.29%
--------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period     $11.69         $10.63          $8.72          $7.51          $6.18
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(b)         .09(b)         .05            .04             --
Net gains (losses) (both realized and
 unrealized)                              (1.48)          2.03           2.38           1.46           1.33
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.45)          2.12           2.43           1.50           1.33
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.05)          (.16)            --             --
Distributions from realized gains         (1.18)         (1.01)          (.36)          (.29)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.18)         (1.06)          (.52)          (.29)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.06         $11.69         $10.63          $8.72          $7.51
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $298           $395           $380           $308           $219
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.04%(e)       2.14%          2.32%          2.25%          2.28%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          2.04%(e)       2.14%          2.24%          2.25%          2.28%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .69%(e)        .80%           .45%           .42%          (.10%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      6%            28%            31%            22%            23%
-----------------------------------------------------------------------------------------------------------
Total return(h)                         (12.62%)(i)     21.37%         28.93%         20.52%         21.52%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  35

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period     $11.66         $10.62          $8.71          $7.50          $6.18
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(b)         .09(b)         .06            .05             --
Net gains (losses) (both realized and
 unrealized)                              (1.48)          2.03           2.37           1.45           1.32
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.45)          2.12           2.43           1.50           1.32
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.07)          (.16)            --             --
Distributions from realized gains         (1.18)         (1.01)          (.36)          (.29)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.18)         (1.08)          (.52)          (.29)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.03         $11.66         $10.62          $8.71          $7.50
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $30            $38            $26            $17            $12
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.03%(e)       2.13%          2.32%          2.25%          2.28%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          2.03%(e)       2.13%          2.24%          2.25%          2.28%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .72%(e)        .82%           .44%           .40%          (.11%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      6%            28%            31%            22%            23%
-----------------------------------------------------------------------------------------------------------
Total return(h)                         (12.66%)(i)     21.35%         29.05%         20.55%         21.36%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period     $12.30         $11.13          $9.09          $7.73          $7.16
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(c)         .26(c)         .14            .09            .10
Net gains (losses) (both realized and
 unrealized)                              (1.57)          2.09           2.52           1.56            .47
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.47)          2.35           2.66           1.65            .57
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.17)          (.26)            --             --
Distributions from realized gains         (1.18)         (1.01)          (.36)          (.29)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.18)         (1.18)          (.62)          (.29)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.65         $12.30         $11.13          $9.09          $7.73
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $183           $196            $89            $61            $22
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .84%(f)        .97%          1.12%          1.03%          1.08%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .84%(f)        .97%          1.04%          1.03%          1.08%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              2.02%(f)       2.18%          1.54%          1.79%           .90%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      6%            28%            31%            22%            23%
-----------------------------------------------------------------------------------------------------------
Total return(i)                         (12.12%)(j)     22.79%         30.56%         21.93%          7.96%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  37

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,         2008(J)              2007              2006              2005              2004
Net asset value, beginning of
 period                               $12.23            $11.08             $9.06             $7.72             $6.30
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             .09(b)            .19(b)            .12               .09               .02
Net gains (losses) (both
 realized and unrealized)              (1.53)             2.12              2.50              1.54              1.40
--------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            (1.44)             2.31              2.62              1.63              1.42
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   --              (.15)             (.24)               --                --
Distributions from realized
 gains                                 (1.18)            (1.01)             (.36)             (.29)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.18)            (1.16)             (.60)             (.29)               --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                                $9.61            $12.23            $11.08             $9.06             $7.72
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $1                $2                $2                $1               $--
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)           1.14%(e)          1.26%             1.38%             1.31%             1.35%
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)        .89%(e)          1.26%             1.30%             1.31%             1.35%
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           1.78%(e)          1.68%             1.44%             1.29%              .85%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   6%               28%               31%               22%               23%
--------------------------------------------------------------------------------------------------------------------
Total return(h)                      (11.94%)(i)        22.42%            30.17%            21.69%            22.54%
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between RiverSource Investments and the subadviser (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and the Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments and the Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and the Subadviser were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance although somewhat weaker than previous years, reflected the interrelationship of particularly volatile market conditions with the investment strategies employed by the portfolio management team. Further, the Board noted that appropriate measures are being considered with respect to management of the Fund's portfolio (including the possibility of retaining additional subadvisers to complement existing Subadviser's strategy). Additionally, the Board reviewed the performance of the Subadviser and the selection and monitoring processes for the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses,

--------------------------------------------------------------------------------

 40 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

--------------------------------------------------------------------------------

         RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
                                                                      REPORT  41

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 42 RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2008 SEMIANNUAL
REPORT

     RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6253 H (6/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

PARTNERS INTERNATIONAL SMALL CAP FUND
(FORMERLY RIVERSOURCE INTERNATIONAL SMALL CAP FUND)

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008


RIVERSOURCE PARTNERS INTERNATIONAL
SMALL CAP FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM GROWTH
OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      6

Fund Expenses Example...............     12

Portfolio of Investments............     14

Financial Statements................     24

Notes to Financial Statements.......     28

Approval of Investment Management
   Services Agreement...............     43

Proxy Voting........................     46


 (DALBAR LOGO)
The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners International Small Cap Fund's (the Fund) (formerly
  RiverSource International Small Cap Fund) Class A shares decreased 17.74%, (excluding sales charge) for the 6-month period ended April 30, 2008.

> The Fund underperformed its benchmark, the S&P/Citigroup Global Equity ex-U.S.
  Less Than $2 Billion Index (S&P/Citigroup Index), which fell 14.30% during the semiannual period.

> The Fund's peer group, as represented by the Lipper International Small-Cap
  Funds Index, declined 15.49% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                              Since
                                  6 months*   1 year   3 years   5 years   inception(a)
-------------------------------------------------------------------------------------------
RiverSource Partners
  International Small Cap Fund
  Class A (excluding sales
  charge)                         -17.74%     -8.30%   +13.45%   +19.66%     +19.85%
-------------------------------------------------------------------------------------------
S&P/Citigroup Global Equity
  Index ex-U.S. Less than $2B
  Index(1) (unmanaged)            -14.30%     -3.52%   +18.62%   +27.02%     +25.82%
-------------------------------------------------------------------------------------------
Lipper International Small-Cap
  Funds Index(2)                  -15.49%     -6.29%   +17.56%   +25.84%     +24.56%
-------------------------------------------------------------------------------------------

* Not annualized.

(a) Fund data is from Oct. 3, 2002. Global Equity Index ex-U.S. Less than $2B Index and Lipper peer group data is from Oct. 1, 2002.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 2 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(1) The S&P/Citigroup Global Equity Index ex-U.S. Less Than $2 Billion Index, an unmanaged market capitalization weighted benchmark, measures the small stock component of the Salomon Smith Barney Global Equity Index, which includes developed and emerging market countries globally excluding the U.S. Within each country, those stocks falling under a two billion dollar market cap of the available market capital in each country form the universe. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Small-Cap Funds Index includes the 10 largest international small-cap funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
                           MEDIUM        SIZE
         X                 SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                         Total      Net expenses(a)
--------------------------------------------------------
Class A                  1.90%           1.75%
--------------------------------------------------------
Class B                  2.65%           2.51%
--------------------------------------------------------
Class C                  2.66%           2.51%
--------------------------------------------------------
Class I                  1.46%           1.34%
--------------------------------------------------------
Class R4                 1.73%           1.64%
--------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.02% for the fiscal year ended Oct. 31, 2007), will not exceed 1.77% for Class A, 2.53% for Class B, 2.53% for Class C, 1.36% for Class I and 1.66% for Class R4.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

 4 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008

                                                                                  SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS    INCEPTION
 Class A (inception 10/3/02)          -17.74%     -8.30%   +13.45%   +19.66%     +19.85%
---------------------------------------------------------------------------------------------
 Class B (inception 10/3/02)          -17.98%     -8.93%   +12.58%   +18.77%     +18.93%
---------------------------------------------------------------------------------------------
 Class C (inception 10/3/02)          -18.03%     -8.99%   +12.57%   +18.78%     +18.94%
---------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           -17.48%     -7.83%   +13.97%      N/A      +12.50%
---------------------------------------------------------------------------------------------
 Class R4 (inception 10/3/02)         -17.41%     -7.90%   +13.76%   +19.97%     +20.12%
---------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 10/3/02)          -22.49%    -13.54%   +11.22%   +18.23%     +18.58%
---------------------------------------------------------------------------------------------
 Class B (inception 10/3/02)          -21.59%    -12.94%   +11.63%   +18.57%     +18.85%
---------------------------------------------------------------------------------------------
 Class C (inception 10/3/02)          -18.75%     -9.79%   +12.57%   +18.78%     +18.94%
---------------------------------------------------------------------------------------------
AT MARCH 31, 2008
                                                                                  SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS    INCEPTION
 Class A (inception 10/3/02)          -16.23%     -7.19%   +10.80%   +21.29%     +19.39%
---------------------------------------------------------------------------------------------
 Class B (inception 10/3/02)          -16.56%     -7.89%    +9.95%   +20.36%     +18.47%
---------------------------------------------------------------------------------------------
 Class C (inception 10/3/02)          -16.61%     -7.96%    +9.94%   +20.37%     +18.48%
---------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           -16.10%     -6.85%   +11.29%      N/A      +11.76%
---------------------------------------------------------------------------------------------
 Class R4 (inception 10/3/02)         -16.02%     -6.82%   +11.04%   +21.57%     +19.65%
---------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 10/3/02)          -21.01%    -12.55%    +8.66%   +19.87%     +18.11%
---------------------------------------------------------------------------------------------
 Class B (inception 10/3/02)          -20.24%    -11.94%    +9.02%   +20.17%     +18.39%
---------------------------------------------------------------------------------------------
 Class C (inception 10/3/02)          -17.35%     -8.76%    +9.94%   +20.37%     +18.48%
---------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Independent money managers Batterymarch Financial Management, Inc. (Batterymarch) and AIG Investments report the factors affecting performance, positioning and future strategies. Batterymarch and AIG Investments managed approximately 52% and 48% of the portfolio, respectively.

Dear Shareholders,

RiverSource Partners International Small Cap Fund's Class A shares declined 17.74% (excluding sales charge) for the six months ended April 30, 2008. The Fund underperformed its benchmark, the S&P/ Citigroup Global Equity ex-U.S. Less Than $2 Billion Index (S&P/ Citigroup Index), which fell 14.30% during the same period. The Fund underperformed its peer group, as represented by the Lipper International Small-Cap Funds Index, which fell 15.49%.

COUNTRY DIVERSIFICATION (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Australia                                       3.5%
---------------------------------------------------------
Austria                                         0.8%
---------------------------------------------------------
Belgium                                         0.7%
---------------------------------------------------------
Brazil                                          0.7%
---------------------------------------------------------
Canada                                          4.5%
---------------------------------------------------------
China                                           3.6%
---------------------------------------------------------
Denmark                                         3.0%
---------------------------------------------------------
Egypt                                           0.1%
---------------------------------------------------------
Finland                                         2.1%
---------------------------------------------------------
France                                          3.6%
---------------------------------------------------------
Germany                                         8.9%
---------------------------------------------------------
Greece                                          1.8%
---------------------------------------------------------
Hong Kong                                       2.2%
---------------------------------------------------------
Indonesia                                       0.4%
---------------------------------------------------------
Ireland                                         0.9%
---------------------------------------------------------
Israel                                          0.4%
---------------------------------------------------------
Italy                                           1.4%
---------------------------------------------------------
Japan                                          22.2%
---------------------------------------------------------
Malaysia                                        0.6%
---------------------------------------------------------
Mexico                                          1.3%
---------------------------------------------------------
Netherlands                                     2.0%
---------------------------------------------------------

--------------------------------------------------------------------------------

 6 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

New Zealand                                     0.1%
---------------------------------------------------------
Norway                                          1.5%
---------------------------------------------------------
Philippine Islands                              0.5%
---------------------------------------------------------
Singapore                                       1.0%
---------------------------------------------------------
South Africa                                    1.0%
---------------------------------------------------------
South Korea                                     4.0%
---------------------------------------------------------
Spain                                           2.3%
---------------------------------------------------------
Sweden                                          1.8%
---------------------------------------------------------
Switzerland                                     3.0%
---------------------------------------------------------
Taiwan                                          2.2%
---------------------------------------------------------
Thailand                                        1.2%
---------------------------------------------------------
Turkey                                          1.2%
---------------------------------------------------------
United Arab Emirates                            0.3%
---------------------------------------------------------
United Kingdom                                 13.0%
---------------------------------------------------------
United States                                   0.3%
---------------------------------------------------------
Other(1)                                        1.9%
---------------------------------------------------------

(1) Cash & Cash Equivalents.

SIGNIFICANT PERFORMANCE FACTORS
BATTERYMARCH: The six-month period was difficult for equity markets. All regions that our portion of the Fund invested in declined significantly, particularly Asia excluding Japan (Asia ex-Japan).

TOP TEN HOLDINGS (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Vossloh (Germany)                               1.1%
---------------------------------------------------------
FLSmidth & Co (Denmark)                         1.0%
---------------------------------------------------------
ElringKlinger (Germany)                         0.9%
---------------------------------------------------------
Tubacex (Spain)                                 0.9%
---------------------------------------------------------
IG Group Holdings (United Kingdom)              0.9%
---------------------------------------------------------
Chemring Group (United Kingdom)                 0.9%
---------------------------------------------------------
VT Group (United Kingdom)                       0.9%
---------------------------------------------------------
Intrum Justitia (Sweden)                        0.8%
---------------------------------------------------------
BAUER (Germany)                                 0.8%
---------------------------------------------------------
Mexichem (Mexico)                               0.8%
---------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

Stock selection detracted for the period, chiefly in Japan. The materials, consumer discretionary and industrials sectors were particularly weak. Among the other larger regions, stock selection in continental Europe benefited the portfolio, particularly in the financials (excluding banks) and health care sectors.

In a declining market, the impact of regional and sector allocations for our portion of the Fund was mixed. An overweight in the Asia ex-Japan region, which detracted, was partially offset by an overweight in continental Europe. A small holding in cash also helped offset declines.

AIG INVESTMENTS: Global equity markets came under further stress during the six-month period, mostly due to the ongoing subprime credit crisis and concerns over the possibility of a general U.S. recession. As a result, investors initiated a "flight to quality," selling assets such as small-cap stocks and emerging market issues that they perceived as riskier investments in favor of large-cap stocks and cash. While factors in several international regions played a role in the negative performance, Asia ex-Japan was particularly notable on the downside.

Consumer discretionary and materials stocks were hardest hit during the period, with defensive sectors such as utilities and energy holding up the best. Contributors to performance from Europe included German internet payment company WIRECARD, German rail infrastructure company VOSSLOH and NOKAIN TYRES, the Finnish manufacturer of winter tires in the Nordic and Russian territories. Detracting from performance was German upscale clothier HUGO BOSS, AG, U.K. specialty transportation manufacturing concern TANFIELD GROUP PLC and AALBERTS INDUSTRIES N.V., a Netherlands industrial services and production company.

The Japanese small-cap market was not immune to global economic woes and declined on concerns regarding the credit crunch, the macroeconomic outlook in the U.S. and Japan, and continued negative earnings revisions. During the period, stocks in the consumer discretionary, financials and industrials sectors were most punished. Some Japanese companies that contributed to performance were KAKAKU.COM, a price comparison website operator; HISAMITSU PHARMACEUTICAL, maker of pain relief patches; WORKS APPLICATIONS, a business package software maker; and drug wholesaler TOHO PHARMACEUTICAL. Japanese detractors included CHUGOKU MARINE PAINTS, LTD., manufacturer of paints and STAR MICRONICS CO., LTD., a specialty equipment and electronic components manufacturer.

--------------------------------------------------------------------------------

 8 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

 Consumer discretionary and materials stocks were hardest hit during the period, with defensive sectors such as utilities and energy holding up the best.
                                                              -- AIG Investments

CHANGES TO THE FUND'S PORTFOLIO
BATTERYMARCH: Our investment process focuses first on stock selection and second on the relative weighting of regions and sectors. We maintain a balance of size and sector for our portion of the portfolio across regions through the combination of portfolio construction rules and sector ranks. As a result, our portion of the Fund was broadly diversified across regions and sectors.

During the six-month period, we continued to reduce an underweight position in emerging market stocks.
We also reduced an overweight in Asia ex-Japan to a neutral weight and increased an overweight in continental Europe. At the sector level, we reduced an overweight in industrials, increased an underweight in the consumer discretionary sector and reduced an underweight in the consumer staples sector.

AIG INVESTMENTS: There were no significant changes to the regional asset allocation of our portion of the portfolio during the period. However, within stock selection there were several new additions, reflecting a more defensive stance in light of general market turbulence.

We increased the portfolio's exposure to still-buoyant industries such as oil and gas services with holdings such as Spanish stainless steel tube manufacturer TUBACEX, and U.K.-based actuator manufacturer ROTORK. We also saw some opportunities within the defense industry and acquired positions in U.K.-based CHEMRING and VT GROUP. Both companies are still winning contracts with excellent long-term visibility and good levels of profitability.
Finally, we added two U.K.-based service companies to the portfolio, HOMESERVE and CONNAUGHT. Homeserve provides

--------------------------------------------------------------------------------

  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

emergency repair services to its policyholders in the event of domestic breakdowns or accidents while Connaught provides refurbishing, inspection and other services to the U.K.'s social housing market.

OUR FUTURE STRATEGY
BATTERYMARCH: Looking forward on a regional and market basis, our portion of the portfolio is overweighted the most in continental Europe and underweighted the most in emerging markets. From a sector perspective, the industrials sector is the most overweighted while consumer discretionary is the most underweighted.

AIG INVESTMENTS: The outlook for European smaller companies is mixed. For economies such as France, Ireland and Spain that are highly dependent on asset prices (e.g. residential property), restrictive central bank monetary policies remain an issue. In the U.K., limited availability of home loans will likely continue to put pressure on many households. The strength of the euro is also having a negative impact on earnings revisions, as continental European companies become increasingly uncompetitive compared with foreign competitors.

In Japan, manufacturers, especially of exports, may suffer from the U.S. economic slowdown, yen appreciation and rising materials costs. Among other rising prices, materials costs could be the most uncertain risk factor in the coming months, as they could rise too fast for firms to transfer them to their customers. Domestic consumption may not be a strong support if the job market starts to deteriorate and household expenditures become burdensome due to rising gasoline and food prices.

The outlook for the Asian markets remains challenging, reflecting the more protracted slowdown expected in the United States and the signs of weakness emerging in Europe. Nonetheless, we expect Asian growth to continue as a result of higher growth rate trends and generally stronger growth in emerging markets.

--------------------------------------------------------------------------------

 10 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


  (BATTERYMARCH FINANCIAL            (AIG INVESTMENTS LOGO)
       MANAGEMENT LOGO)

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  822.60         $ 7.98           1.76%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.11         $ 8.82           1.76%
-------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  820.20         $11.40           2.52%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,012.33         $12.61           2.52%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  819.70         $11.40           2.52%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,012.33         $12.61           2.52%
-------------------------------------------------------------------------------------------
Class I
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  825.20         $ 6.13           1.35%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.15         $ 6.77           1.35%
-------------------------------------------------------------------------------------------
Class R4
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  825.90         $ 7.49           1.65%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.66         $ 8.27           1.65%
-------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: -17.74% for Class A, -17.98% for Class B, -18.03% for Class C, -17.48% for Class I and -17.41% for Class R4.

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.0%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (3.5%)
Ausenco                                              17,000                $253,103
Australand Property Group                           117,200                 182,454
Australian Worldwide Exploration                    108,200(b)              372,617
Bradken                                              34,350                 267,376
Goodman Fielder                                      72,300                 122,105
Hastie Group                                         51,100                 144,639
Healthscope                                          28,150                 144,218
HFA Holdings                                        142,100                 143,456
Macmahon Holdings                                   187,200                 287,013
Mount Gibson Iron                                    75,904(b)              209,833
Nufarm                                               19,480                 327,153
Pan Australian Resources                            310,000(b)              345,132
Ramsay Health Care                                   23,800                 267,218
Sally Malay Mining                                  116,300                 587,051
Tassal Group                                         36,525                  94,079
                                                                    ---------------
Total                                                                     3,747,447
-----------------------------------------------------------------------------------

AUSTRIA (0.8%)
Andritz                                              11,375                 678,248
EVN                                                   4,400                 144,960
                                                                    ---------------
Total                                                                       823,208
-----------------------------------------------------------------------------------

BELGIUM (0.7%)
EVS Broadcast Equipment                               5,772                 592,835
Telenet Group Holding                                 5,600(b)              135,967
                                                                    ---------------
Total                                                                       728,802
-----------------------------------------------------------------------------------

BRAZIL (0.7%)
Brasil Telecom                                       27,700                 333,394
Localiza Rent A Car                                  33,000                 430,945
                                                                    ---------------
Total                                                                       764,339
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CANADA (4.5%)
Bird Construction Income Fund                         4,700                $177,125
Celestica                                            34,700(b)              325,980
CML Healthcare Income Fund Unit                      14,600                 217,623
Eastern Platinum                                     58,000(b)              167,031
Energy Savings                                       19,600(d)                   --
Energy Savings Income Fund Unit                      19,600                 274,439
Fort Chicago Energy Cl A                             10,400                 112,469
Laurentian Bank of Canada                             6,900                 289,224
Major Drilling Group Intl                             7,500(b)              384,682
Neo Material Technologies                            54,300(b)              249,661
Oilexco                                              26,000(b)              396,841
Pacific Rubiales Energy                             244,150(b)              358,830
Pan Orient Energy                                    25,800(b)              284,389
Pembina Pipeline Income Fund Unit                    21,900                 369,712
Rothmans                                             12,400                 306,244
Sierra Wireless                                      15,500(b)              288,605
Superior Plus Income Fund Unit                       10,000                 134,260
Thompson Creek Metals                                 9,500(b)              205,094
WestJet Airlines                                     15,900(b)              270,474
                                                                    ---------------
Total                                                                     4,812,683
-----------------------------------------------------------------------------------

CHINA (3.5%)
Angang Steel Series H                               224,480                 560,537
ANTA Sports Products                                100,000                 111,764
AsiaInfo Holdings                                    32,400(b)              394,308
Beijing North Star Series H                         210,000                  91,079
BYD Series H                                        377,900                 661,417
China BlueChemical Series H                         486,000                 283,747

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CHINA (CONT.)
China Huiyuan Juice Group                           130,500(b)             $100,472
China Shipping Development Series H                 118,000                 395,948
Chongqing Iron & Steel Series H                     352,000                 144,085
Guangzhou R&F Properties Series H                    74,400                 212,894
Guangzhou Shipyard Intl Series H                     50,000(b)              173,228
Huaxin Cement Series B                               61,300                 150,430
Kingdee Intl Software Group                          25,500                  25,522
New World Department Store China                    209,000(b)              228,223
Shanghai Zhenhua Port Machinery Series B            157,000                 289,665
                                                                    ---------------
Total                                                                     3,823,319
-----------------------------------------------------------------------------------

DENMARK (2.9%)
Alm. Brand                                            2,925(b)              184,840
Auriga Inds Series B                                  8,450                 328,876
East Asiatic                                          7,227                 644,215
FLSmidth & Co                                         9,729               1,030,106
Genmab                                                6,208(b)              337,094
H Lundbeck                                           13,200                 327,307
NeuroSearch                                           5,597(b)              323,242
                                                                    ---------------
Total                                                                     3,175,680
-----------------------------------------------------------------------------------

EGYPT (0.1%)
EFG-Hermes                                           12,800(b)              132,072
-----------------------------------------------------------------------------------

FINLAND (2.1%)
Jaakko Poyry Group                                   13,437                 350,165
KCI Konecranes                                       15,067                 659,658
Nokian Renkaat                                       11,293                 481,907
Oriola Series A                                      19,481                  88,515
Oriola Series B                                      59,856                 277,574
Ramirent                                             25,478                 424,865
                                                                    ---------------
Total                                                                     2,282,684
-----------------------------------------------------------------------------------

FRANCE (3.6%)
Bonduelle                                             1,900                 236,532
Eramet                                                  400                 359,072
Guerbet                                               1,517                 270,025
Ingenico                                             13,804                 466,635

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)
Laurent-Perrier Group                                   509                 $73,840
Neuf Cegetel                                          6,800                 380,957
Rallye                                                2,700                 205,435
Rubis                                                 5,368                 479,595
SEB                                                   2,000                 366,929
Sechilienne-Sidec                                     7,185                 571,030
Ubisoft Entertainment                                 1,500(b)              151,300
Virbac                                                3,267                 308,616
                                                                    ---------------
Total                                                                     3,869,966
-----------------------------------------------------------------------------------

GERMANY (8.6%)
aleo solar                                            7,850(b)              156,154
AMB Generali Holding                                  2,206                 404,619
ARQUES Inds                                           2,350                  31,666
BAUER                                                10,185                 820,587
Duerr                                                 6,400(b)              279,103
ElringKlinger                                         8,180                 970,691
Fielmann                                              5,123                 380,755
Fresenius Medical Care & Co                           5,250                 279,448
Fuchs Petrolub                                        6,512                 670,468
Gerresheimer                                          4,950(b)              276,773
GERRY WEBER Intl                                      9,450                 323,139
Gildemeister                                          6,000                 177,250
Jungheinrich                                          5,050                 171,894
Kloeckner & Co                                        4,700                 258,024
LEONI                                                 7,600                 407,263
Rational                                              2,475                 548,793
Roth & Rau                                            1,000(b)              235,771
STADA Arzneimittel                                    4,400                 299,608
Symrise                                              17,869                 444,457
Vossloh                                               8,059               1,169,495
Wincor Nixdorf                                        4,029                 309,134
Wirecard                                             30,300(b)              638,691
                                                                    ---------------
Total                                                                     9,253,783
-----------------------------------------------------------------------------------

GREECE (1.8%)
Fourlis Holdings                                     15,818                 501,374
Frigoglass                                           14,136                 493,529
Hellenic Exchanges Holding                           25,314                 553,354
Neochimiki LV Lavrentiadis                            2,224                  64,173
Sidenor Steel Products Mfg                           17,840                 296,381
                                                                    ---------------
Total                                                                     1,908,811
-----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HONG KONG (2.2%)
Chaoda Modern Agriculture                           168,075                $241,549
China Overseas Land & Investment                    204,625                 430,612
China Ting Group Holdings                           524,000                  95,478
CNPC Hong Kong                                      180,000                  86,614
Dah Sing Banking Group                               63,600                 121,435
Far East Consortium Intl                            475,000                 176,757
Far East Pharmaceutical Technology                1,181,200(b,d,e)               --
HKR Intl                                            146,400                  99,564
Huabao Intl Holdings                                115,000                 102,705
I.T                                                 526,000                 155,238
Jinhui Shipping & Transportation                     12,000                 127,376
Pacific Basin Shipping                              210,000                 384,258
Sa Sa Intl Holdings                                 938,000                 371,916
                                                                    ---------------
Total                                                                     2,393,502
-----------------------------------------------------------------------------------

INDONESIA (0.4%)
Ciputra Development                               2,893,500(b)              160,139
Indofood Sukses Makmur                              502,000                 123,934
United Tractors                                      98,000                 128,150
                                                                    ---------------
Total                                                                       412,223
-----------------------------------------------------------------------------------

IRELAND (0.9%)
Greencore Group                                      46,500                 275,173
Norkom Group                                         89,670(b)              221,217
Origin Enterprises                                   63,910(b)              516,907
                                                                    ---------------
Total                                                                     1,013,297
-----------------------------------------------------------------------------------

ISRAEL (0.4%)
Bezeq Israeli Telecommunication                     235,000                 435,922
-----------------------------------------------------------------------------------

ITALY (1.4%)
Brembo                                               31,100                 399,159
Indesit                                               1,700                  20,571
Maire Tecnimont                                      42,300(b)              252,135
Prysmian                                              6,900                 164,729
Recordati                                            27,200                 199,716
Trevi Finanziaria                                    19,200                 446,685
                                                                    ---------------
Total                                                                     1,482,995
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

JAPAN (22.0%)
Acrodea                                                  22(b)              $92,681
Aiful                                                19,950                 391,440
Alpha Systems                                         6,000                 182,937
Amano                                                 9,500                 100,784
Arisawa Mfg                                          10,300                  72,616
Chugoku Marine Paints                                28,000                 214,639
Coca-Cola West Holdings                               9,100                 205,247
Daifuku                                              17,000                 212,398
Daiichi Chuo Kisen Kaisha                            15,000                 101,135
Daiichikosho                                         16,000                 156,968
Daiseki                                               6,080                 184,207
DeNA                                                     20                 142,541
Digital Garage                                           81(b)              134,000
Disco                                                 3,400                 167,106
Don Quijote                                          17,500                 317,952
Eagle Industry                                       44,000                 390,613
en-japan                                                 45                 105,175
EPS                                                      46                 219,448
Exedy                                                19,600                 540,099
FP                                                    6,800                 160,893
Fuji Machine Mfg                                     22,100                 440,002
Fujimi                                                7,500                 119,385
Glory                                                 3,100                  69,770
Harmonic Drive Systems                                   22                  84,640
Hino Motors                                          76,000                 478,060
Hisamitsu Pharmaceutical                              7,800                 291,834
Hitachi Information Systems                           8,500                 172,502
Hitachi Systems & Services                            8,700                 169,866
Hosokawa Micron                                       8,000                  51,092
Intelligence                                              7                   4,464
IRISO Electronics                                     5,300                  66,626
IT Holdings                                           4,700(b)               97,192
Japan Steel Works                                    25,000                 462,633
Kaga Electronics                                      5,600                  73,467
Kakaku.com                                               35                 180,773
Kenedix                                                  62                  95,412
Kito                                                     35                  56,891
KITZ                                                 11,000                  65,596
KK DaVinci Advisors                                     216(b)              204,428
Koito Mfg                                            26,000                 342,599

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)
Kureha                                               31,000                $195,297
Kuroda Electric                                      35,100                 502,007
Kyorin                                               17,000                 183,457
Kyoritsu Maintenance                                 10,080                 199,234
Lintec                                               15,300                 198,222
MANDOM                                                8,900                 236,260
MANI                                                  1,900                 118,053
Matsumotokiyoshi Holdings                            20,800                 433,125
MCJ                                                     114                  36,622
Meiji Seika Kaisha                                   29,000                 148,110
Ministop                                             10,100                 208,858
Miraca Holdings                                      15,600                 369,106
Miraial                                               2,500                  76,705
Mitsubishi Tanabe Seiyaku                            35,000                 418,100
Mitsubishi UFJ Lease & Finance                        4,330                 212,398
Modec                                                 8,200                 287,083
Moshi Moshi Hotline                                  15,200                 394,730
Musashi Seimitsu Industry                             9,500                 211,527
Nabtesco                                             26,000                 383,861
NEC Networks & System Integration                    52,200                 732,517
NHK Spring                                           30,000                 215,543
Nichirei                                             48,000                 226,681
Nifco                                                14,400                 310,243
Nihon Dempa Kogyo                                     3,500                 103,010
Nippon Denko                                         16,000                 192,979
Nippon Synthetic Chemical Industry                   70,000                 418,776
NIPRO                                                11,000                 186,737
Nishimatsuya Chain                                   15,300                 191,894
Nissha Printing                                       3,400                 140,617
NPC                                                   1,800                 101,106
Obara                                                13,700                 284,621
Obic                                                    700                 129,066
OHARA                                                10,200                 176,590
Okasan Holdings                                      28,000                 151,082
Okinawa Electric Power                                1,870                  81,476
O-M                                                  25,000                 209,676
Osaka Securities Exchange                                41                 222,410
Otsuka                                                4,200                 321,958

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)
Resort Solution                                       7,000                 $25,854
Ricoh Leasing                                         6,500                 129,412
Rohto Pharmaceutical                                 13,000                 138,915
Sanden                                               40,000                 165,432
Sankyu                                               37,000                 193,594
Sasebo Heavy Inds                                    37,000                 100,356
SATO                                                  7,600                 102,337
SEIREN                                               44,500                 266,649
Shinko Plantech                                      47,000                 739,107
SIIX                                                 14,000                 115,668
Software Service                                      4,700                  62,790
So-Net M3                                                35                 141,724
St. Marc Holdings                                     4,300                 155,506
Star Micronics                                        8,300                 141,300
Sugi Pharmacy                                         4,800                 126,729
Sysmex                                                7,600                 309,205
Taiyo Ink Mfg                                         6,500                 156,920
Takeei                                                  900                  35,491
TBK                                                  35,000                 153,842
Teikoku Piston Ring                                  17,900                 143,069
Toho Pharmaceutical                                  24,700                 510,771
Tokai Rubber Inds                                    12,200                 178,242
Tomy                                                 43,800                 309,638
Toshiba Machine                                      15,000                  97,528
Toyo Tanso                                            3,400                 274,695
Tsubakimoto Chain                                    27,000                 181,783
Tsumura & Co                                         13,100                 316,885
Unicharm PetCare                                      5,000                 152,929
Union Tool                                            4,900                 180,033
USS                                                   4,380                 310,058
Valor                                                18,000                 200,654
Vantec Group Holdings                                    28                  30,163
Village Vanguard                                         23                 124,767
Works Applications                                      201                 228,123
XEBIO                                                 7,600                 228,797
Yamaguchi Financial Group                            10,000                 126,864
Yaskawa Electric                                     18,000                 182,477
                                                                    ---------------
Total                                                                    23,868,155
-----------------------------------------------------------------------------------

MALAYSIA (0.6%)
DiGi.Com                                             68,100                 524,012
Sarawak Energy                                      120,800                  97,543
                                                                    ---------------
Total                                                                       621,555
-----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MEXICO (1.3%)
Desarrolladora Homex                                 58,000(b)             $575,383
Mexichem                                            114,000                 814,712
                                                                    ---------------
Total                                                                     1,390,095
-----------------------------------------------------------------------------------

NETHERLANDS (1.9%)
Draka Holding                                        17,023                 611,865
Grontmij                                              4,600                 176,329
Imtech                                               24,623                 692,035
SMARTRAC                                              6,117(b)              238,586
Smit Intl                                             2,300                 268,192
Ten Cate                                              2,700                  98,649
                                                                    ---------------
Total                                                                     2,085,656
-----------------------------------------------------------------------------------

NEW ZEALAND (0.1%)
Air New Zealand                                     136,600                 133,424
-----------------------------------------------------------------------------------

NORWAY (1.5%)
Ementor                                              38,000(b)              296,542
Petroleum Geo-Services                                7,644                 208,857
Sevan Marine                                         51,848(b)              733,799
Songa Offshore                                       24,090(b)              353,965
                                                                    ---------------
Total                                                                     1,593,163
-----------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.5%)
Globe Telecom                                         5,500                 177,272
Pepsi-Cola Products Philippines                   3,123,000(b)              220,191
SM Investments                                       15,960                  94,561
                                                                    ---------------
Total                                                                       492,024
-----------------------------------------------------------------------------------

SINGAPORE (1.0%)
CH Offshore                                         686,000                 313,658
COSCO (Singapore)                                    64,000                 149,145
Ho Bee Investment                                    59,000                  44,381
Keppel Land                                          24,000                 107,256
Rotary Engineering                                  458,000                 310,738
Yongnam Holdings                                    700,000(b)              113,569
                                                                    ---------------
Total                                                                     1,038,747
-----------------------------------------------------------------------------------

SOUTH AFRICA (1.0%)
Aveng                                                31,835                 240,325
Exxaro Resources                                     24,200                 400,281
Murray & Roberts Holdings                            35,084                 410,858
                                                                    ---------------
Total                                                                     1,051,464
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOUTH KOREA (3.9%)
Cheil Inds                                            9,980                $546,809
Dongbu Insurance                                      6,290                 236,346
FROM30                                               13,120                  99,906
GS Engineering & Construction                         2,700                 397,456
Hyosung                                               3,350                 208,623
Hyundai                                               5,810                  73,640
Hyundai Marine & Fire Insurance                      12,000                 246,706
JVM                                                   3,675                 146,890
KC Tech                                              35,520                 218,011
Keangnam Enterprises                                  5,140                 190,827
KH Vatec                                             11,000(b)              142,166
Kia Motors                                            8,820(b)              117,512
Kolon Engineering & Construction                     10,440                 118,778
LG Micron                                             3,580(b)              159,706
LIG Non-Life Insurance                               10,590                 227,231
MegaStudy                                               340                 112,315
Meritz Fire & Marine Insurance                       17,000                 147,774
Sodiff Advanced Materials                             2,208                 171,660
SSCP                                                  7,050(b)              122,073
Synopex                                               9,315(b)               80,786
Taeyoung Engineering & Construction                  13,800                 122,575
Topfield                                              9,200                 169,860
YedangOnline                                         16,440                 196,886
                                                                    ---------------
Total                                                                     4,254,536
-----------------------------------------------------------------------------------

SPAIN (2.2%)
Prosegur Compania de Seguridad                       12,360                 537,860
Red Electrica de Espana                               3,600                 234,454
Solaria Energia y Medio Ambiente                      6,800(b)              129,958
Tubacex                                              91,656                 966,004
Viscofan                                             22,670                 547,945
                                                                    ---------------
Total                                                                     2,416,221
-----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SWEDEN (1.7%)
Betsson                                               1,800                 $19,323
Intrum Justitia                                      51,503                 834,691
RaySearch Laboratories                                9,290(b)              173,842
Saab Series B                                        24,724                 702,246
West Siberian Resources SDR                         215,900(b)              141,764
                                                                    ---------------
Total                                                                     1,871,866
-----------------------------------------------------------------------------------

SWITZERLAND (3.0%)
Addax Petroleum                                       5,700                 254,038
Basilea Pharmaceutica                                 2,242(b)              326,810
Bucher Inds                                           1,300                 362,680
Compagnie Financiere Tradition                        1,966(b)              371,603
Galenica                                                750                 238,199
Helvetia Holding                                        850                 356,936
Kaba Holding Series B                                   400                 125,591
Meyer Burger Technology                                 300(b)               92,673
Partners Group Holding                                1,000                 137,272
Swiss Life Holding                                    1,650(b)              494,570
Swissquote Group Holding                              5,880                 279,838
Temenos Group                                         6,700(b)              188,860
                                                                    ---------------
Total                                                                     3,229,070
-----------------------------------------------------------------------------------

TAIWAN (2.2%)
Asia Cement                                         118,000                 212,257
Chicony Electronics                                 121,000                 256,179
D-Link                                               87,067                 137,467
First Steamship                                     145,000(b)              395,043
Huaku Construction                                   52,000                 197,998
L&K Engineering                                      78,000                 113,934
Sheng Yu Steel                                      158,000                 153,514
Sweeten Construction                                113,000                 158,567
TSRC                                                224,000                 360,282
U-Ming Marine Transport                             112,000                 374,988
                                                                    ---------------
Total                                                                     2,360,229
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

THAILAND (1.2%)
Italian-Thai Development NVDR                       710,000                $186,546
Tata Steel Thailand                               2,300,000                 170,370
Thoresen Thai Agencies                              326,801                 460,356
Thoresen Thai Agencies NVDR                         360,200                 507,404
                                                                    ---------------
Total                                                                     1,324,676
-----------------------------------------------------------------------------------

TURKEY (1.2%)
Akcansa Cimento                                      53,000                 224,664
Asya Katilim Bankasi                                 35,000(b)              243,151
Tupras Turkiye Petrol Rafinerileri                   19,000                 514,562
Yapi ve Kredi Bankasi                               120,253(b)              268,089
                                                                    ---------------
Total                                                                     1,250,466
-----------------------------------------------------------------------------------

UNITED ARAB EMIRATES (0.3%)
Lamprell                                             37,320                 336,309
-----------------------------------------------------------------------------------

UNITED KINGDOM (12.9%)
Afren                                               118,600(b)              371,975
Atkins                                                7,400                 156,101
Babcock Intl Group                                   24,300                 285,773
Beazley Group                                       166,800                 484,182
Britvic                                              28,100                 185,762
Chemring Group                                       19,480                 954,309
Chloride Group                                      175,450                 738,647
Connaught                                            83,940                 680,492
Cookson Group                                        55,918                 789,350
Croda Intl                                           48,340                 648,739
Dana Petroleum                                        8,400(b)              288,758
eaga                                                 12,700                  30,805
Ferrexpo                                             13,400                  94,579
GAME Group                                           55,600                 303,166
Halfords Group                                       21,800                 121,685
Homeserve                                            16,600                 646,220
IG Group Holdings                                   132,963                 958,954
Jardine Lloyd Thompson Group                          7,900                  58,115
Keller Group                                         14,200                 190,710
Luminar Group Holdings                               14,090                  89,994
Micro Focus Intl                                     36,000                 167,307
Northern Foods                                       74,100                 128,173
Northumbrian Water Group                             93,359                 605,109
PayPoint                                             43,929                 476,001

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)
Petrofac                                              5,100                 $59,825
PV Crystalox Solar                                  204,640                 633,692
Regus Group                                           5,700                  10,454
Rotork                                               20,895                 445,760
RPS Group                                            84,137                 535,299
Senior                                              151,500                 329,827
Sibir Energy                                         19,200                 238,584
Southern Cross Healthcare                             6,000                  40,500
Spectris                                             12,500                 189,749
Spice                                                23,400                 257,277
Spirent Communications                              196,800(b)              276,829
Tanfield Group                                      171,368(b)              306,642
Vitec Group                                          17,800                 161,024
VT Group                                             70,580                 951,417
                                                                    ---------------
Total                                                                    13,891,785
-----------------------------------------------------------------------------------

UNITED STATES (0.3%)
Gerdau Ameristeel                                    18,700                 291,549
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $95,262,787)                                                    $104,561,723
-----------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (0.3%)(c)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (0.3%)
Fresenius                                             3,300                $274,119
-----------------------------------------------------------------------------------

HONG KONG (--%)
China Overseas Land & Investment
 Warrants                                            17,052(b,e)              9,190
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $192,138)                                                           $283,309
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.9%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%            2,007,386(f)           $2,007,386
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,007,386)                                                        $2,007,386
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $97,462,311)(g)                                                  $106,852,418
====================================================================================

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2008:

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Aerospace & Defense                                         2.4%               $2,607,972
Air Freight & Logistics                                      --                    30,163
Airlines                                                    0.4                   403,898
Auto Components                                             4.3                 4,599,986
Automobiles                                                 0.1                   117,512
Beverages                                                   0.6                   685,040
Biotechnology                                               0.9                   987,146
Building Products                                           0.3                   270,230
Capital Markets                                             1.1                 1,215,323
Chemicals                                                   5.1                 5,531,926
Commercial Banks                                            1.0                 1,048,763
Commercial Services & Supplies                              5.4                 5,851,287
Communications Equipment                                    1.2                 1,295,736
Computers & Peripherals                                     0.6                   601,935
Construction & Engineering                                  6.2                 6,739,159
Construction Materials                                      0.6                   587,351
Consumer Finance                                            0.4                   391,440

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Containers & Packaging                                      0.1%                 $160,893
Diversified Consumer Services                               0.1                   112,315
Diversified Financial Services                              2.0                 2,108,194
Diversified Telecommunication Services                      1.2                 1,286,240
Electric Utilities                                          0.5                   558,433
Electrical Equipment                                        3.4                 3,708,034
Electronic Equipment & Instruments                          2.8                 2,981,122
Energy Equipment & Services                                 2.8                 3,032,603
Food & Staples Retailing                                    1.1                 1,174,801
Food Products                                               3.3                 3,558,804
Gas Utilities                                               0.7                   754,034
Health Care Equipment & Supplies                            1.4                 1,527,245
Health Care Providers & Services                            1.9                 2,064,066
Health Care Technology                                      0.4                   378,356
Hotels, Restaurants & Leisure                               0.5                   489,911
Household Durables                                          2.2                 2,372,282
Industrial Conglomerates                                    2.0                 2,109,481
Insurance                                                   2.6                 2,841,319
Internet & Catalog Retail                                   0.1                   142,541
Internet Software & Services                                0.5                   575,081
IT Services                                                 1.8                 1,959,817
Leisure Equipment & Products                                0.4                   470,662
Life Sciences Tools & Services                              0.5                   496,221
Machinery                                                   8.5                 9,186,032
Marine                                                      2.7                 2,895,653
Media                                                       0.1                   156,968
Metals & Mining                                             5.1                 5,528,174
Multiline Retail                                            0.6                   619,815
Multi-Utilities                                             0.5                   571,030
Oil, Gas & Consumable Fuels                                 3.5                 3,791,153
Personal Products                                           0.2                   236,260
Pharmaceuticals                                             2.3                 2,484,438
Real Estate Management & Development                        1.9                 2,012,164
Road & Rail                                                 0.6                   624,539
Semiconductors & Semiconductor Equipment                    0.5                   561,729
Software                                                    1.3                 1,454,833
Specialty Retail                                            2.0                 2,188,276
Textiles, Apparel & Luxury Goods                            1.3                 1,442,488
Tobacco                                                     0.3                   306,244
Trading Companies & Distributors                            1.3                 1,383,329
Transportation Infrastructure                               0.2                   268,192
Water Utilities                                             0.6                   605,109
Wireless Telecommunication Services                         0.7                   701,284
Other(1)                                                    1.9                 2,007,386
-----------------------------------------------------------------------------------------
Total                                                                        $106,852,418
-----------------------------------------------------------------------------------------

(1) Cash & Cash Equivalents.

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  21

INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2008

                               CURRENCY TO BE          CURRENCY TO BE       UNREALIZED        UNREALIZED
EXCHANGE DATE                    DELIVERED                RECEIVED         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------
May 1, 2008                                79,046          8,259,001           $390                $--
                                      U.S. Dollar       Japanese Yen
---------------------------------------------------------------------------------------------------------
May 2, 2008                               475,213            443,749             --             (4,614)
                                Australian Dollar        U.S. Dollar
---------------------------------------------------------------------------------------------------------
May 2, 2008                                11,109             17,304             --                (42)
                           European Monetary Unit        U.S. Dollar
---------------------------------------------------------------------------------------------------------
May 5, 2008                                 3,701              5,764             --                (14)
                           European Monetary Unit        U.S. Dollar
---------------------------------------------------------------------------------------------------------
May 5, 2008                                12,042             18,751             --                (52)
                           European Monetary Unit        U.S. Dollar
---------------------------------------------------------------------------------------------------------
May 7, 2008                             8,088,639             77,421             --               (377)
                                     Japanese Yen        U.S. Dollar
---------------------------------------------------------------------------------------------------------
Total                                                                          $390            $(5,099)
---------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  Negligible market value.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2008, is as follows:

                                                ACQUISITION
SECURITY                                           DATES                    COST
----------------------------------------------------------------------------------
China Overseas Land & Investment
   Warrants                                       08-14-07                     $--
Far East Pharmaceutical Technology         03-10-04 thru 06-08-04          163,792

(f) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(g) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $97,462,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $16,104,000
Unrealized depreciation                                             (6,714,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $9,390,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 22 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  23

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $95,454,925)           $104,845,032
   Affiliated money market fund (identified cost $2,007,386)       2,007,386
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $97,462,311)                                                  106,852,418
Foreign currency holdings (identified cost $250,824)                 251,224
Capital shares receivable                                             67,948
Dividends and accrued interest receivable                            378,918
Receivable for investment securities sold                            858,319
Unrealized appreciation on forward foreign currency
   contracts                                                             390
----------------------------------------------------------------------------
Total assets                                                     108,409,217
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               389,517
Payable for investment securities purchased                          101,216
Unrealized depreciation on forward foreign currency
   contracts                                                           5,099
Accrued investment management services fee                             3,275
Accrued distribution fee                                                 853
Accrued transfer agency fee                                              256
Accrued administrative services fee                                      234
Accrued plan administration services fee                                   1
Other accrued expenses                                                69,803
----------------------------------------------------------------------------
Total liabilities                                                    570,254
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $107,838,963
============================================================================

--------------------------------------------------------------------------------

 24 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    145,710
Additional paid-in capital                                       106,658,790
Excess of distributions over net investment income                (2,121,181)
Accumulated net realized gain (loss)                              (6,234,846)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      9,390,490
----------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                                $107,838,963
============================================================================

Net assets applicable to outstanding shares:  Class A                          $ 67,678,393
                                              Class B                          $ 13,475,138
                                              Class C                          $    998,994
                                              Class I                          $ 25,568,801
                                              Class R4                         $    117,637
Net asset value per share of outstanding      Class A
   capital stock:                             shares(1)           9,130,971    $       7.41
                                              Class B shares      1,874,387    $       7.19
                                              Class C shares        139,141    $       7.18
                                              Class I shares      3,410,788    $       7.50
                                              Class R4 shares        15,749    $       7.47
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $7.86. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  25

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $    996,662
Interest                                                               4,446
Income distributions from affiliated money market fund                97,456
   Less foreign taxes withheld                                      (106,257)
----------------------------------------------------------------------------
Total income                                                         992,307
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                   623,696
Distribution fee
   Class A                                                            91,726
   Class B                                                            75,129
   Class C                                                             5,418
Transfer agency fee
   Class A                                                            91,503
   Class B                                                            19,859
   Class C                                                             1,393
   Class R4                                                               34
Administrative services fee                                           45,051
Plan administration services fee -- Class R4                             170
Compensation of board members                                          1,178
Custodian fees                                                        60,560
Printing and postage                                                  26,840
Registration fees                                                     19,317
Professional fees                                                     14,420
Other                                                                  2,642
----------------------------------------------------------------------------
Total expenses                                                     1,078,936
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                 (76,676)
----------------------------------------------------------------------------
                                                                   1,002,260
   Earnings and bank fee credits on cash balances                     (1,061)
----------------------------------------------------------------------------
Total net expenses                                                 1,001,199
----------------------------------------------------------------------------
Investment income (loss) -- net                                       (8,892)
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          (6,004,551)
   Foreign currency transactions                                     (95,153)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           (6,099,704)
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (19,049,052)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (25,148,756)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(25,157,648)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 26 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         APRIL 30, 2008     OCT. 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $     (8,892)     $    198,197
Net realized gain (loss) on investments                     (6,099,704)       12,646,878
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                       (19,049,052)       22,833,563
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              (25,157,648)       35,678,638
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (1,457,213)         (897,455)
      Class B                                                 (166,833)         (104,985)
      Class C                                                  (14,393)           (6,952)
      Class I                                                 (492,742)         (305,652)
      Class R4                                                  (3,161)           (1,619)
   Net realized gain
      Class A                                               (8,298,681)      (12,585,482)
      Class B                                               (1,780,270)       (3,393,462)
      Class C                                                 (131,904)         (194,156)
      Class I                                               (2,330,093)       (3,117,174)
      Class R4                                                 (15,253)          (20,465)
-----------------------------------------------------------------------------------------
Total distributions                                        (14,690,543)      (20,627,402)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                            8,530,983        22,150,736
   Class B shares                                            1,400,883         3,753,094
   Class C shares                                              129,610           450,606
   Class I shares                                            4,254,526         8,246,755
   Class R4 shares                                               4,802            31,658
Reinvestment of distributions at net asset value
   Class A shares                                            9,581,619        13,307,489
   Class B shares                                            1,913,015         3,428,655
   Class C shares                                              139,990           192,837
   Class I shares                                            2,821,426         3,420,227
   Class R4 shares                                              16,196            18,049
Payments for redemptions
   Class A shares                                          (15,239,181)      (20,696,719)
   Class B shares                                           (3,637,561)       (7,002,612)
   Class C shares                                             (276,204)         (361,537)
   Class I shares                                             (245,232)       (3,905,502)
   Class R4 shares                                             (21,805)           (4,293)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                              9,373,067        23,029,443
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (30,475,124)       38,080,679
Net assets at beginning of period                          138,314,087       100,233,408
-----------------------------------------------------------------------------------------
Net assets at end of period                               $107,838,963      $138,314,087
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $ (2,121,181)     $     22,053
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners International Small Cap Fund (the Fund) (formerly RiverSource International Small Cap Fund) is a series of RiverSource International Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of non-U.S. companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities

--------------------------------------------------------------------------------

 28 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At April 30, 2008, investments in securities included issues that are illiquid, which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2008 was $9,190 representing 0.01% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT 29 may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended April 30, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on

--------------------------------------------------------------------------------

 30 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT dividends, interest income and foreign withholding taxes. At April 30, 2008, foreign currency holdings consisted of multiple denominations, primarily Taiwan dollars.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale"

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT 31 transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 32 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.12% to 0.995% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Small-Cap Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $7,018 for the six months ended April 30, 2008. The management fee for the six months ended April 30, 2008 was 1.11% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

The Investment Manager has Subadvisory Agreements with AIG Global Investment Corp. and Batterymarch Financial Management, Inc. each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadvisor to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $387.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  33

RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $49,984 for Class A, $8,198 for Class B and $167 for Class C for the six months ended April 30, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to a "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds) such that net expenses were 1.76% for Class A, 2.52% for Class B, 2.52% for Class C, 1.35% for Class I and 1.71% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $32,955, $7,180 and $485 for Class A, Class B and Class C, respectively, the plan administration services fee at the class level was $170 for Class R4 and the management fees at the Fund level were $35,886. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net

--------------------------------------------------------------------------------

 34 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.77% for Class A, 2.53% for Class B, 2.53% for Class C, 1.36% for Class I and 1.66% for Class R4 of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended April 30, 2008, the Fund's custodian and transfer agency fees were reduced by $1,061 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $48,289,105 and $51,811,413, respectively, for the six months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         SIX MONTHS ENDED APRIL 30, 2008
                                       ISSUED FOR
                                       REINVESTED                            NET
                           SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------
Class A                  1,050,884      1,262,400      (2,055,165)          258,119
Class B                    173,908        259,216        (501,686)          (68,562)
Class C                     16,556         18,995         (38,517)           (2,966)
Class I                    567,462        368,332         (32,096)          903,698
Class R4                       478          2,123          (2,988)             (387)
----------------------------------------------------------------------------------------

                                            YEAR ENDED OCT. 31, 2007
                                       ISSUED FOR
                                       REINVESTED                            NET
                           SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------
Class A                  2,361,468      1,636,837      (2,261,461)        1,736,844
Class B                    414,839        432,911        (766,980)           80,770
Class C                     50,053         24,317         (41,113)           33,257
Class I                    898,005        417,101        (438,341)          876,765
Class R4                     3,193          2,209            (446)            4,956
----------------------------------------------------------------------------------------

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT 35 purchases and proceeds from sales of the shares of the RiverSource Short-Term Cash Fund aggregated $28,000,070 and $30,810,470, respectively, for the six months ended April 30, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended April 30, 2008.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U. S. Securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was

--------------------------------------------------------------------------------

 36 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  37

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,   2008(K)               2007              2006              2005              2004
Net asset value, beginning of
 period                          $10.29             $9.35             $8.81             $7.90             $7.45
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .00(b),(c)        .02(b)            .02               .03               .02
Net gains (losses) (both
 realized and unrealized)         (1.80)             2.92              1.58              1.32               .96
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (1.80)             2.94              1.60              1.35               .98
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.16)             (.13)             (.09)               --              (.03)
Distributions from realized
 gains                             (.92)            (1.87)             (.97)             (.44)             (.50)
---------------------------------------------------------------------------------------------------------------
Total distributions               (1.08)            (2.00)            (1.06)             (.44)             (.53)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $7.41            $10.29             $9.35             $8.81             $7.90
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                          $68               $91               $67               $66               $53
---------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      1.91%(f)          1.90%             1.83%             1.99%             2.26%
---------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.76%(f)       1.82%             1.81%             1.94%             1.94%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)      (.02%)(f)          .22%              .25%              .40%              .34%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             43%               96%              157%               80%               66%
---------------------------------------------------------------------------------------------------------------
Total return(i)                 (17.74%)(j)        37.16%            19.71%            17.70%            13.94%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,   2008(J)               2007              2006              2005              2004
Net asset value, beginning of
 period                           $9.96             $9.11             $8.60             $7.78             $7.39
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.03)(b)          (.05)(b)            --              (.03)             (.01)
Net gains (losses) (both
 realized and unrealized)         (1.74)             2.83              1.51              1.29               .92
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (1.77)             2.78              1.51              1.26               .91
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.08)             (.06)             (.03)               --              (.02)
Distributions from realized
 gains                             (.92)            (1.87)             (.97)             (.44)             (.50)
---------------------------------------------------------------------------------------------------------------
Total distributions               (1.00)            (1.93)            (1.00)             (.44)             (.52)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $7.19             $9.96             $9.11             $8.60             $7.78
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $13               $19               $17               $17               $13
---------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      2.68%(e)          2.65%             2.60%             2.75%             3.04%
---------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)     2.52%(e)       2.58%             2.58%             2.71%             2.71%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)      (.81%)(e)         (.54%)            (.50%)            (.33%)            (.38%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             43%               96%              157%               80%               66%
---------------------------------------------------------------------------------------------------------------
Total return(h)                 (17.98%)(i)        35.94%            18.92%            16.77%            13.01%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  39

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,   2008(J)               2007              2006              2005              2004
Net asset value, beginning of
 period                           $9.97             $9.12             $8.62             $7.80             $7.39
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.03)(b)          (.05)(b)            --              (.03)             (.01)
Net gains (losses) (both
 realized and unrealized)         (1.74)             2.84              1.51              1.29               .93
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (1.77)             2.79              1.51              1.26               .92
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.10)             (.07)             (.04)               --              (.01)
Distributions from realized
 gains                             (.92)            (1.87)             (.97)             (.44)             (.50)
---------------------------------------------------------------------------------------------------------------
Total distributions               (1.02)            (1.94)            (1.01)             (.44)             (.51)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $7.18             $9.97             $9.12             $8.62             $7.80
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $1                $1                $1                $1                $1
---------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      2.67%(e)          2.66%             2.61%             2.77%             3.05%
---------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)     2.52%(e)       2.58%             2.59%             2.71%             2.71%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)      (.84%)(e)         (.54%)            (.56%)            (.34%)            (.34%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             43%               96%              157%               80%               66%
---------------------------------------------------------------------------------------------------------------
Total return(h)                 (18.03%)(i)        36.02%            18.90%            16.73%            13.09%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,    2008(K)              2007              2006              2005           2004(B)
Net asset value, beginning of
 period                          $10.41             $9.46             $8.89             $7.94             $7.86
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .02(c)            .06(c)            .06               .07               .02
Net gains (losses) (both
 realized and unrealized)         (1.82)             2.94              1.61              1.32               .06
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (1.80)             3.00              1.67              1.39               .08
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.19)             (.18)             (.13)               --                --
Distributions from realized
 gains                             (.92)            (1.87)             (.97)             (.44)               --
---------------------------------------------------------------------------------------------------------------
Total distributions               (1.11)            (2.05)            (1.10)             (.44)               --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $7.50            $10.41             $9.46             $8.89             $7.94
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $26               $26               $15               $10               $11
---------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      1.41%(f)          1.46%             1.34%             1.51%             1.83%(f)
---------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.35%(f)       1.46%             1.34%             1.48%             1.55%(f)
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)       .54%(f)           .66%              .70%              .89%              .77%(f)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             43%               96%              157%               80%               66%
---------------------------------------------------------------------------------------------------------------
Total return(i)                 (17.48%)(j)        37.59%            20.41%            18.14%             1.02%(j)
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  41

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,   2008(J)               2007              2006              2005              2004
Net asset value, beginning of
 period                          $10.36             $9.41             $8.85             $7.93             $7.47
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .01(b)            .04(b)            .04               .04               .03
Net gains (losses) (both
 realized and unrealized)         (1.79)             2.93              1.60              1.32               .97
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (1.78)             2.97              1.64              1.36              1.00
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.19)             (.15)             (.11)               --              (.04)
Distributions from realized
 gains                             (.92)            (1.87)             (.97)             (.44)             (.50)
---------------------------------------------------------------------------------------------------------------
Total distributions               (1.11)            (2.02)            (1.08)             (.44)             (.54)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $7.47            $10.36             $9.41             $8.85             $7.93
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--               $--               $--               $--               $--
---------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      1.71%(e)          1.73%             1.62%             1.81%             2.08%
---------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)     1.40%(e)       1.66%             1.62%             1.77%             1.78%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)       .33%(e)           .39%              .50%              .58%              .45%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             43%               96%              157%               80%               66%
---------------------------------------------------------------------------------------------------------------
Total return(h)                 (17.41%)(i)        37.28%            20.03%            17.77%            14.15%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreements (the "Subadvisory Agreements") between RiverSource Investments and each subadviser (collectively, the "Subadvisers"), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadvisers: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  43

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

financial condition of RiverSource Investments (and its affiliates) and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments and each Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and each of the Subadvisers were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadvisers and the selection and monitoring processes for the Subadvisers. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product

--------------------------------------------------------------------------------

 44 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed, however, that because the Fund is managed by Subadvisers, the fees applicable to the Fund may be higher than the median, and thus, fall outside of the pricing philosophy, due to differences in the Fund's potential economies of scale, the costs of operation and its capacity constraints. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT  45

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 46 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2008 SEMIANNUAL REPORT

     RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6269 G (6/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   RiverSource International Managers Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date July 3, 2008